Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class
D, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 8.41%, 04/15/34
(a)(b)
......... USD 1,000 $ 940,000
AGL CLO 12 Ltd., Series 2021-12A, Class
C, (3-mo. LIBOR USD at 1.85% Floor +
1.85%), 7.10%, 07/20/34
(a)(b)
......... 1,000 970,674
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 07/20/34
(a)(b)
......... 1,000 982,000
AIG CLO LLC
(a)(b)
Series 2018-1A, Class A1R, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.37%,
04/20/32 .................... 4,000 3,964,967
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/32 .................... 1,000 976,500
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.37%,
04/22/34 .................... 3,000 2,955,413
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 1,000 977,725
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
07/20/34 .................... 500 462,924
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.42%,
01/25/35 .................... 3,250 3,208,403
AIG CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.83%, 04/18/35 ............... 2,000 1,946,283
Series 2019-2A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
10/25/33 .................... 2,000 1,979,456
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. LIBOR USD at 0.99% Floor +
0.99%), 6.24%, 04/20/34
(a)(b)
......... 4,000 3,944,312
Ajax Mortgage Loan Trust
(b)
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
3 3,300
Series 2019-E, Class C, 0.00%, 09/25/59 574 579,332
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. LIBOR USD + 2.25%),
7.51%, 04/15/34
(a)(b)
............... 1,000 975,313
Apidos CLO XXIX, Series 2018-29A, Class
B, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.16%, 07/25/30
(a)(b)
......... 1,000 962,057
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. LIBOR USD at 1.13% Floor +
1.13%), 6.40%, 10/22/34
(a)(b)
......... 4,200 4,150,516
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (3-mo. LIBOR USD + 1.80%), 7.06%,
10/15/30
(a)(b)
.................... 250 241,448
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. LIBOR USD at 1.13% Floor +
1.13%), 6.38%, 07/20/34
(a)(b)
......... 2,000 1,986,545
Ballyrock CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 8.53%, 11/20/30
(a)(b)
......... 1,000 942,970
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 7.35%, 03/09/34
(a)(b)
......... 1,000 939,060
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.45%,
06/25/47
(a)
..................... 3,300 3,149,593
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. LIBOR USD
at 2.15% Floor + 2.15%), 7.40%, 04/20/34
(a)
(b)
........................... USD 1,250 $ 1,214,492
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 6.43%, 10/15/34
(a)(b)
1,500 1,470,401
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
07/15/34 .................... 1,000 954,549
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
07/15/34 .................... 1,000 909,715
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
07/15/34 .................... 2,000 1,974,373
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.55%,
10/20/32 .................... 1,000 977,783
Series 2021-1A, Class A1, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.40%,
04/15/34 .................... 2,810 2,763,635
Series 2021-3SA, Class A1, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 6.32%,
04/15/34 .................... 700 685,688
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. LIBOR
USD at 1.11% Floor + 1.11%), 6.36%,
04/20/32 .................... 2,000 1,977,074
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.75%,
04/20/32 .................... 950 930,465
CarVal CLO VII-C Ltd., Series 2023-1A, Class
B1, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 7.43%, 01/20/35
(a)(b)
........ 1,500 1,488,663
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. LIBOR USD at 1.13%
Floor + 1.13%), 6.39%, 10/25/34
(a)(b)
.... 1,250 1,223,037
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.36%, 07/15/33
(a)(b)
........ 2,000 1,973,633
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.76%, 04/17/34
(a)(b)
.... 1,000 977,811
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1, (3-mo. LIBOR USD at 1.11% Floor
+ 1.11%), 6.37%, 04/25/33
(a)(b)
........ 2,000 1,988,598
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.21%,
10/18/30 .................... 500 483,832
Series 2013-4A, Class CRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.19%,
04/27/31 .................... 1,000 982,073
Series 2015-4A, Class A1A2, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 6.32%,
04/20/34 .................... 1,980 1,944,954
Series 2016-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/21/31 .................... 1,000 986,908
Series 2017-1A, Class D, (3-mo. LIBOR
USD + 3.50%), 8.76%, 04/23/29 .... 1,000 976,639

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/32 .................... USD 1,250 $ 1,207,831
Series 2021-7A, Class A1, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.40%,
01/23/35 .................... 4,000 3,956,255
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.50%, 05/20/34
(a)(b)
......... 5,000 4,901,318
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 7.11%, 04/15/29
(a)(b)
......... 1,000 981,366
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. LIBOR USD + 1.90%), 7.15%,
01/20/30
(a)(b)
.................... 763 738,790
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 6.41%, 04/22/35
(a)(b)
........ 3,000 2,954,133
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 04/20/34
(a)(b)
......... 2,000 1,969,465
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.50%, 04/15/33
(a)(b)
......... 1,900 1,883,878
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 10/20/34
(a)(b)
......... 3,250 3,204,393
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.65%, 01/17/34
(a)(b)
......... 2,000 1,983,550
Elmwood CLO VIII Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.49%, 01/20/34
(a)(b)
......... 3,100 3,065,234
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.95%, 01/20/35
(a)(b)
......... 3,000 2,904,591
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.40%, 11/16/34
(a)(b)
......... 2,000 1,985,979
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 07/15/31
(a)(b)
......... 500 476,504
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.47%, 01/22/35 2,950 2,889,915
Series 6A, Class CR, (3-mo. LIBOR USD at
2.45% Floor + 2.45%), 7.72%, 01/22/35 1,500 1,439,699
Generate CLO 9 Ltd., Series 9A, Class D, (3-
mo. LIBOR USD at 3.35% Floor + 3.35%),
8.60%, 10/20/34
(a)(b)
............... 1,000 904,841
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (3-mo.
LIBOR USD at 1.10% Floor + 1.10%),
6.35%, 07/20/34
(a)(b)
............... 1,510 1,494,855
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. LIBOR USD at
1.32% Floor + 1.32%), 6.57%, 01/20/34
(a)(b)
2,625 2,607,898
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class A1, (3-mo. LIBOR USD at
1.44% Floor + 1.44%), 6.69%, 01/20/34
(a)(b)
3,000 2,973,066
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
07/20/34 .................... 1,500 1,452,774
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-53A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
07/20/34 .................... USD 1,000 $ 951,973
Greene King Finance plc, Series B1,  (Sterling
Overnight Index Average + 1.92%), 6.86%,
12/15/34
(a)
..................... GBP 100 93,679
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. LIBOR USD + 2.10%),
7.37%, 07/28/31
(a)(b)
............... USD 1,000 991,956
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.46%, 07/15/34
(a)(b)
.... 2,250 2,221,126
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
B1, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.45%, 11/30/32
(a)(b)
......... 1,500 1,480,218
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.47%,
04/20/34 .................... 3,000 2,944,573
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
04/20/34 .................... 700 679,744
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.15%, 01/20/31
(a)(b)
........ 1,000 940,824
Invesco CLO Ltd., Series 2021-3A, Class A, (3-
mo. LIBOR USD at 1.13% Floor + 1.13%),
6.40%, 10/22/34
(a)(b)
............... 2,172 2,138,897
KKR CLO 27 Ltd., Series 27A, Class DR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.24%, 10/15/32
(a)(b)
......... 1,000 931,323
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,271 1,184,187
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.41%, 04/19/33
(a)(b)
.... 1,000 991,310
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 6.38%, 07/17/34
(a)(b)
3,000 2,955,465
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
05/25/37
(a)
..................... 2,283 1,974,756
Neuberger Berman CLO XVII Ltd., Series
2014-17A, Class CR2, (3-mo. LIBOR USD
at 2.00% Floor + 2.00%), 7.27%, 04/22/29
(a)
(b)
........................... 1,000 977,833
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. LIBOR USD at
2.95% Floor + 2.95%), 8.21%, 07/15/34
(a)(b)
1,150 1,097,251
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (3-mo. LIBOR USD at
2.20% Floor + 2.20%), 7.46%, 10/17/30
(a)(b)
1,000 978,184
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class C, (3-mo. LIBOR
USD + 1.70%), 6.96%, 01/15/30
(a)(b)
.... 1,000 977,503
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
04/20/31
(a)(b)
.................... 1,000 986,228
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR
USD at 1.34% Floor + 1.34%), 6.60%,
01/19/33
(a)(b)
.................... 2,500 2,483,963

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
07/20/31
(a)(b)
.................... USD 1,000 $ 983,031
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.38%,
10/14/35
(a)(b)
.................... 3,000 2,943,000
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 6.29%,
04/14/35
(a)(b)
.................... 2,000 1,963,867
OCP CLO Ltd., Series 2014-5A, Class CR, (3-
mo. LIBOR USD at 2.90% Floor + 2.90%),
8.17%, 04/26/31
(a)(b)
............... 1,000 910,490
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.52%, 10/24/30
(a)(b)
1,000 974,132
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 7.01%, 07/25/30
(a)(b)
1,000 972,382
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. LIBOR USD at
3.35% Floor + 3.35%), 8.60%, 01/20/35
(a)(b)
1,000 885,868
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. LIBOR USD at 1.13% Floor
+ 1.13%), 6.39%, 01/18/36
(a)(b)
........ 4,000 3,959,846
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.20%
Floor + 2.20%), 7.46%, 04/21/34
(a)(b)
.... 1,000 973,316
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 6.39%, 07/02/35
(a)(b)
.... 2,580 2,543,746
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 8.40%, 07/20/34
(a)(b)
.... 1,250 1,193,419
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 6.33%, 02/24/37
(a)(b)
.... 3,250 3,195,364
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. LIBOR USD at 2.95%
Floor + 2.95%), 8.20%, 01/20/32
(a)(b)
.... 500 475,982
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 01/19/37
(a)(b)
......... 4,000 3,973,205
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 809 672,659
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.26%,
10/17/31 .................... 1,900 1,889,084
Series 2015-1A, Class A2R4, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.08%,
05/21/34 .................... 2,500 2,459,166
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.23%,
05/21/34 .................... 1,000 935,844
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.32%,
11/14/34 .................... 1,000 974,218
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.37%,
11/14/34 .................... 1,000 937,039
Series 2020-3A, Class A1AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.40%,
11/15/31 .................... 1,500 1,486,664
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class A, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
07/15/34 .................... USD 3,000 $ 2,958,979
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.21%,
01/15/35 .................... 1,000 959,647
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 2,000 1,867,855
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.04%, 04/20/36
(a)(b)
.... 4,000 4,014,326
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.41%, 10/25/34
(a)(b)
......... 1,000 967,615
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.60%,
02/25/34 .................... 1,000 969,654
Series 2021-7A, Class D, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.80%,
02/25/34 .................... 1,000 933,526
Pikes Peak CLO 9, Series 2021-9A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.04%, 10/27/34
(a)(b)
......... 1,500 1,483,053
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
LIBOR USD at 1.20% Floor + 1.20%),
6.46%, 10/15/34
(a)(b)
............... 1,500 1,462,268
PPM CLO Ltd., Series 2018-1A, Class C, (3-
mo. LIBOR USD at 2.15% Floor + 2.15%),
7.41%, 07/15/31
(a)(b)
............... 1,000 965,700
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,846,672
Rad CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 8.26%, 01/15/35
(a)(b)
......... 1,000 901,824
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 04/20/34
(a)(b)
......... 2,910 2,876,634
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (3-mo. LIBOR USD at 3.05%
Floor + 3.05%), 8.56%, 06/20/34
(a)(b)
.... 1,500 1,426,797
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (3-mo. LIBOR USD at 3.10%
Floor + 3.10%), 8.36%, 10/15/32
(a)(b)
.... 1,000 954,247
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.11%, 10/25/31
(a)(b)
.... 2,000 1,968,098
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (3-mo. LIBOR USD at 2.70% Floor
+ 2.70%), 7.96%, 01/15/33
(a)(b)
........ 1,000 1,007,213
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
01/15/34 .................... 2,000 1,962,000
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
01/15/34 .................... 1,100 1,075,655
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. LIBOR USD at 3.05% Floor
+ 3.05%), 8.30%, 01/20/35
(a)(b)
........ 1,000 967,625
Riserva CLO Ltd., Series 2016-3A, Class
DRR, (3-mo. LIBOR USD at 3.25% Floor +
3.25%), 8.51%, 01/18/34
(a)(b)
......... 1,000 913,155

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
04/20/34 .................... USD 1,000 $ 948,801
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.45%,
10/20/31 .................... 500 486,644
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/34 .................... 1,000 955,408
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
07/20/34 .................... 1,000 949,870
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.50%,
07/20/34 .................... 1,000 894,616
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
LIBOR USD at 1.14% Floor + 1.14%),
6.40%, 10/15/35
(a)(b)
............... 1,750 1,715,295
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
LIBOR USD at 1.15% Floor + 1.15%),
6.41%, 07/15/35
(a)(b)
............... 2,375 2,336,424
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. LIBOR
USD at 1.27% Floor + 1.27%), 6.52%,
04/20/33 .................... 5,600 5,530,000
Series 2020-8A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
04/20/33 .................... 2,500 2,462,692
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. LIBOR USD at 1.24% Floor
+ 1.24%), 6.49%, 01/20/34
(a)(b)
........ 1,000 988,880
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. LIBOR USD at 1.16%
Floor + 1.16%), 6.41%, 10/20/34
(a)(b)
.... 1,325 1,303,138
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. LIBOR USD at 2.30%
Floor + 2.30%), 7.56%, 04/25/34
(a)(b)
.... 1,000 942,314
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. LIBOR USD at 1.95%
Floor + 1.95%), 7.20%, 07/20/32
(a)(b)
.... 1,000 962,553
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. LIBOR USD at 3.75%
Floor + 3.75%), 9.01%, 01/16/32
(a)(b)
.... 1,750 1,663,274
Symphony CLO XXIV Ltd., Series 2020-24A,
Class A, (3-mo. LIBOR USD at 1.20% Floor
+ 1.20%), 6.47%, 01/23/32
(a)(b)
........ 1,500 1,492,158
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 6.41%, 10/23/34
(a)(b)
........ 3,000 2,963,925
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/34 .................... 1,000 945,367
Series 2020-1A, Class DRR, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.65%,
04/20/34 .................... 1,250 1,126,470
TICP CLO VI Ltd., Series 2016-6A, Class
AR2, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.38%, 01/15/34
(a)(b)
......... 2,000 1,980,672
TICP CLO X Ltd., Series 2018-10A, Class
B, (3-mo. LIBOR USD at 1.47% Floor +
1.47%), 6.72%, 04/20/31
(a)(b)
......... 1,700 1,670,287
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.40%,
10/20/31 .................... USD 600 $ 593,729
Series 2018-11A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
10/20/31 .................... 1,050 1,025,717
TICP CLO XII Ltd., Series 2018-12A, Class
BR, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 07/15/34
(a)(b)
......... 2,550 2,483,887
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 10/20/32
(a)(b)
......... 2,815 2,770,146
TICP CLO XV Ltd., Series 2020-15A, Class
C, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 04/20/33
(a)(b)
......... 1,000 986,154
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.48%,
10/25/34 .................... 1,000 984,454
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 7.55%,
01/20/36 .................... 2,500 2,517,454
Series 2022-2A, Class B1, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
8.45%, 01/20/36 ............... 1,500 1,512,677
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.05%, 07/20/30
(a)(b)
......... 500 486,137
Whitebox CLO I Ltd., Series 2019-1A, Class
ANAR, (3-mo. LIBOR USD at 1.13% Floor +
1.13%), 6.40%, 07/24/32
(a)(b)
......... 1,250 1,234,566
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.49%, 10/24/34
(a)(b)
......... 1,000 984,565
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 10/15/34
(a)(b)
......... 4,100 4,044,844
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 6.93%, 04/20/36
(a)(b)
........ 1,500 1,494,203
Total Asset-Backed Securities — 24.0%
(Cost: $260,568,756) ............................. 260,302,628
Shares
Shares
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$276,327)
(d)(e)
................... 28,101 105,660
Chemicals — 0.0%
Element Solutions, Inc. ............... 1,528 29,338
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 8,700
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(d)(e)(f)
............. 1,227 —
Financial Services — 0.0%
Block, Inc., Class A
(e)
................ 390 25,962

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.0%
(e)
Carnival Corp. ..................... 2,808 $ 52,875
NEW Top YK
(f)(g)
.................... 3,743 —
52,875
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.
(e)
.............. 283 3
IT Services — 0.0%
Twilio, Inc., Class A
(e)
................ 122 7,762
Metals & Mining — 0.0%
Constellium SE, Class A
(e)
............. 5,317 91,452
Pharmaceuticals — 0.0%
Catalent, Inc.
(e)
.................... 1,400 60,704
Professional Services — 0.1%
NMG, Inc.
(e)
....................... 1,905 234,949
Software — 0.0%
Informatica, Inc., Class A
(e)
............ 2,345 43,382
Total Common Stocks — 0.1%
(Cost: $1,006,157) .............................. 660,787
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 221 221,379
7.13%, 06/15/26 ................. 311 308,905
7.88%, 04/15/27 ................. 184 183,526
6.00%, 02/15/28 ................. 248 234,386
7.50%, 02/01/29 ................. 102 100,811
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 11,861
4.13%, 04/15/29 ................. 136 122,740
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
200 181,000
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 133 123,233
Rolls-Royce plc, 3.63%, 10/14/25
(b)
...... 200 188,946
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 24 23,715
9.38%, 11/30/29 ................. 167 178,786
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 797 793,105
6.38%, 06/15/26 ................. 65 64,155
6.75%, 08/15/28
(b)
................ 614 616,327
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 222 226,671
3,579,546
Automobile Components — 0.3%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 286 286,175
6.25%, 05/15/26 ................. 200 198,712
8.50%, 05/15/27 ................. 1,702 1,704,785
6.75%, 05/15/28 ................. 170 169,405
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 78 71,055
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ..................... 126 113,619
Icahn Enterprises LP
6.25%, 05/15/26 ................. 24 21,843
5.25%, 05/15/27 ................. 41 35,358
4.38%, 02/01/29 ................. 221 173,640
SK On Co. Ltd., 5.38%, 05/11/26
(h)
...... 345 342,585
3,117,177
Security
Par (000)
Par (000) Value
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 30 $ 28,994
6.10%, 08/19/32 ................. 67 64,933
Hyundai Capital America
(h)
5.50%, 03/30/26 ................. 200 198,195
2.38%, 10/15/27 ................. 200 174,979
Kia Corp., 1.75%, 10/16/26
(h)
.......... 200 176,392
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
............... 2,595 2,611,769
3,255,262
Banks — 6.3%
ABQ Finance Ltd., 3.13%, 09/24/24
(h)
..... 350 337,641
Banco do Brasil SA, 6.25%, 04/18/30
(b)
.... 448 445,312
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(i)
........ 280 236,775
Bangkok Bank PCL, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.73%), 5.00%
(a)(h)(i)
.............. 200 189,676
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(h)
........ 341 304,247
Bank of America Corp.
(a)
(1-day SOFR + 1.99%), 6.20%, 11/10/28 98 100,729
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30 .................... 850 749,196
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(j)
11,145 10,479,016
Bank of Communications Co. Ltd., 1.20%,
09/10/25
(h)
.................... 200 182,718
Barclays plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% 390 264,966
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 8,115 7,249,941
CBQ Finance Ltd., 2.00%, 05/12/26
(h)
..... 250 227,527
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a)(h)
.. 200 187,878
Citigroup, Inc.
4.30%, 11/20/26 ................. 500 478,533
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
2,985 3,011,007
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.86%), 3.88%
(a)(i)
............... 5,085 3,619,438
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 281,238
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
9,555 9,693,483
Series W, (3-mo. LIBOR USD + 1.00%),
6.32%, 05/15/47
(a)
.............. 1,000 838,400
Kookmin Bank, 1.75%, 05/04/25
(h)
....... 500 465,650
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.08%), 8.13%, 10/31/82
(a)
... 6,243 6,342,139
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 15,305 15,311,354
Wells Fargo & Co.
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
6,713 6,439,192
5.38%, 11/02/43 ................. 500 470,735
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%),
4.25%
(a)(h)(i)
................... 200 192,108
68,098,899

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.60%,
04/15/48 ..................... USD 545 $ 505,896
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 380,990
886,886
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 200 166,830
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 71 57,972
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 58 49,697
JD.com, Inc., 3.88%, 04/29/26 ......... 300 285,819
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 45,011
4.13%, 08/01/30 ................. 51 43,682
3.63%, 10/01/31 ................. 49 40,275
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 21 19,546
708,832
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 118 111,677
6.38%, 06/15/30 ................. 90 89,034
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 75 70,875
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 73 73,639
4.63%, 12/15/25 ................. 55 53,281
Masonite International Corp., 3.50%, 02/15/30 81 68,040
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 39 35,491
9.75%, 07/15/28 ................. 66 63,669
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 189 178,235
Standard Industries, Inc.
5.00%, 02/15/27 ................. 54 51,465
4.75%, 01/15/28 ................. 14 13,037
4.38%, 07/15/30 ................. 94 81,413
3.38%, 01/15/31 ................. 28 22,541
Summit Materials LLC, 5.25%, 01/15/29 ... 14 13,227
925,624
Capital Markets — 1.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 88 90,197
Amipeace Ltd., 1.50%, 10/22/25
(h)
....... 200 182,594
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 32 31,917
3.25%, 03/15/27 ................. 85 73,450
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(h)
............... 200 174,634
CICC Hong Kong Finance 2016 MTN Ltd.,
1.75%, 08/10/23
(h)
............... 285 283,720
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 30 26,296
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 223,246
Gaci First Investment Co., 4.88%, 02/14/35
(h)
250 238,735
Khazanah Global Sukuk Bhd., 4.69%,
06/01/28
(h)
.................... 535 528,880
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 6,830 6,853,142
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 707 682,255
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59%, 05/04/27 4,373 3,914,789
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 55 54,288
Security
Par (000)
Par (000) Value
Capital Markets (continued)
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. USD 55 $ 47,431
3.88%, 02/15/31 ................. 40 34,661
Northern Trust Corp., 6.13%, 11/02/32 .... 94 97,454
Owl Rock Capital Corp., 3.40%, 07/15/26 .. 72 63,775
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 60 57,737
3.13%, 09/23/26 ................. 49 42,223
7.75%, 09/16/27
(b)
................ 59 58,701
SURA Asset Management SA
(h)
4.88%, 04/17/24 ................. 1,318 1,298,230
4.88%, 04/17/24 ................. 400 394,000
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26
(a)(b)
......... 5,085 4,916,016
20,368,371
Chemicals — 0.6%
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 90 71,887
Avient Corp., 7.13%, 08/01/30
(b)
........ 116 117,325
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 212 180,465
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 473 302,720
Braskem Netherlands Finance BV
4.50%, 01/31/30
(h)
................ 351 300,088
7.25%, 02/13/33
(b)
................ 485 474,245
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 59 54,215
4.63%, 11/15/29 ................. 36 30,424
CNAC HK Finbridge Co. Ltd., 3.88%,
06/19/29
(h)
.................... 200 180,968
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 500 436,188
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 183 180,073
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(h)
.................... 200 181,308
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 155,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 129 112,405
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
295 194,700
MEGlobal BV
2.63%, 04/28/28
(b)
................ 670 583,302
2.63%, 04/28/28
(h)
................ 335 291,651
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
70 63,700
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 127 124,076
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
.................... 208 202,862
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(h)
.................... 360 290,182
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 177,208
6.50%, 09/27/28 ................. 227 203,051
8.75%, 05/03/29
(b)
................ 717 699,075
5.50%, 03/18/31 ................. 414 324,924
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 46 35,972
4.38%, 02/01/32 ................. 29 22,834
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 125 99,329
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 144 133,550
5.63%, 08/15/29 ................. 307 251,525
7.38%, 03/01/31 ................. 8 7,840
6,483,092
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 8,637

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.88%, 07/15/32 ................. USD 14 $ 11,970
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 505 479,216
9.75%, 07/15/27 ................. 1,229 1,086,379
4.63%, 06/01/28 ................. 200 168,250
6.00%, 06/01/29 ................. 217 160,125
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 125,062
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 13 12,740
5.75%, 07/15/29 ................. 111 96,337
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 24 23,648
6.38%, 05/01/25 ................. 160 159,853
5.00%, 02/01/28 ................. 74 69,748
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 55,335
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 61 58,409
6.38%, 02/01/31 ................. 63 63,395
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 117 101,205
5.00%, 09/01/30 ................. 14 11,874
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 67 61,305
9.50%, 11/01/27 ................. 26 25,118
7.75%, 02/15/28 ................. 120 119,115
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 6 5,790
3.75%, 08/01/25 ................. 60 57,082
5.13%, 12/15/26 ................. 112 108,056
4.00%, 08/01/28 ................. 140 125,167
3.50%, 09/01/28 ................. 36 32,040
4.75%, 06/15/29 ................. 107 97,756
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 102 91,800
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 124 100,429
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 200 183,602
NongHyup Bank, 4.00%, 01/06/26
(h)
..... 250 240,392
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 49 48,596
5.75%, 04/15/26 ................. 25 24,541
6.25%, 01/15/28 ................. 100 93,680
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 26 23,085
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 172 159,444
4,289,181
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 171 159,384
CommScope, Inc.
8.25%, 03/01/27 ................. 113 90,398
4.75%, 09/01/29 ................. 174 137,182
Viasat, Inc.
5.63%, 09/15/25 ................. 82 79,457
5.63%, 04/15/27 ................. 50 46,683
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 106 90,068
603,172
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 338 325,288
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 134 120,064
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(h)
.................... 240 224,503
Chouzhou International Investment Ltd., 3.15%,
08/11/23
(h)
.................... 200 198,984
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 88,095
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... USD 561 $ 530,039
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 123 113,483
1,600,456
Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 415,248
American Express Co., 5.85%, 11/05/27 ... 7,215 7,387,694
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 7,145 7,096,867
(1-day SOFR + 2.86%), 6.38%, 06/08/34 40 39,714
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(h)
............... 300 291,258
DAE Funding LLC, 2.63%, 03/20/25
(h)
.... 200 187,602
Discover Financial Services, 6.70%, 11/29/32 55 56,663
Ford Motor Credit Co. LLC
4.39%, 01/08/26 ................. 500 473,201
6.80%, 05/12/28 ................. 208 208,191
7.35%, 03/06/30 ................. 541 552,492
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 139 127,130
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... 42 42,586
Navient Corp.
7.25%, 09/25/23 ................. 42 42,000
6.13%, 03/25/24 ................. 43 42,663
5.88%, 10/25/24 ................. 13 12,776
9.38%, 07/25/30 ................. 58 57,690
OneMain Finance Corp.
6.88%, 03/15/25 ................. 70 69,309
7.13%, 03/15/26 ................. 83 81,547
5.38%, 11/15/29 ................. 36 30,605
4.00%, 09/15/30 ................. 64 49,280
SLM Corp., 3.13%, 11/02/26 .......... 126 108,990
17,373,506
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 60 55,414
4.63%, 01/15/27 ................. 24 22,740
6.50%, 02/15/28 ................. 89 89,148
3.50%, 03/15/29 ................. 59 51,073
4.88%, 02/15/30 ................. 128 118,172
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(h)
.................... 200 172,728
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 122 108,618
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
39 32,326
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 81 80,967
4.75%, 02/15/29 ................. 78 71,413
4.63%, 06/01/30 ................. 14 12,547
815,146
Containers & Packaging — 0.3%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 287 232,529
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 351 344,810
4.00%, 09/01/29 ................. 270 213,838
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... 200 195,619
Ball Corp.
6.00%, 06/15/29 ................. 80 79,400
3.13%, 09/15/31 ................. 70 57,580
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 152 144,962
8.75%, 04/15/30 ................. 155 136,822
Crown Americas LLC, 4.75%, 02/01/26 ... 75 72,687

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. USD 23 $ 21,867
3.50%, 03/01/29 ................. 82 71,704
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 337 269,432
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 139 126,418
9.50%, 11/01/28 ................. 91 92,582
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 715 710,359
9.25%, 04/15/27 ................. 34 31,382
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 15 14,853
7.25%, 05/15/31 ................. 91 92,137
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 77 70,281
6.13%, 02/01/28 ................. 52 51,617
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
41 42,517
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. 367 352,377
8.50%, 08/15/27 ................. 200 192,523
3,618,296
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 34 29,025
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 114 106,020
Resideo Funding, Inc., 4.00%, 09/01/29 ... 21 17,422
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 30 30,237
182,704
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 47,040
Service Corp. International, 4.00%, 05/15/31 140 119,844
Sotheby's
(b)
7.38%, 10/15/27 ................. 264 237,440
5.88%, 06/01/29 ................. 208 161,720
566,044
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 68 49,885
GLP Capital LP, 3.25%, 01/15/32 ....... 1,654 1,335,462
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 114 102,172
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 99 85,459
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
86 86,880
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 370 358,045
VICI Properties LP
5.63%, 05/01/24
(b)
................ 20 19,877
3.50%, 02/15/25
(b)
................ 38 36,309
4.25%, 12/01/26
(b)
................ 61 57,064
4.50%, 01/15/28
(b)
................ 37 33,995
3.88%, 02/15/29
(b)
................ 19 16,674
4.63%, 12/01/29
(b)
................ 158 143,443
5.13%, 05/15/32 ................. 5,993 5,607,316
7,932,581
Diversified Telecommunication Services — 1.8%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 605,530
Altice France SA, 8.13%, 02/01/27
(b)
..... 360 311,732
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 59 54,943
5.38%, 06/01/29 ................. 258 233,257
6.38%, 09/01/29 ................. 190 179,010
4.75%, 03/01/30 ................. 196 167,596
7.38%, 03/01/31 ................. 227 221,196
4.25%, 01/15/34 ................. 100 75,577
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 9 $ 8,260
5.00%, 05/01/28 ................. 190 163,934
8.75%, 05/15/30 ................. 243 237,502
IHS Holding Ltd.
5.63%, 11/29/26
(h)
................ 437 380,684
6.25%, 11/29/28
(b)
................ 334 273,733
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 233 219,910
7.00%, 10/15/28 ................. 200 184,329
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 40 33,940
10.50%, 05/15/30 ................ 353 358,165
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
299 222,818
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(h)(i)
.............. 329 318,689
Telecom Italia Capital SA, 6.38%, 11/15/33 . 218 184,932
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 173 171,627
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 7,289 6,403,187
3.88%, 02/08/29 ................. 325 304,813
4.50%, 08/10/33 ................. 500 471,827
2.99%, 10/30/56 ................. 10,751 6,828,616
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
.................... 200 167,664
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 639 451,296
6.13%, 03/01/28 ................. 245 153,093
19,387,860
Electric Utilities — 1.5%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 335 285,984
Commonwealth Edison Co., 5.30%, 02/01/53 2,015 2,047,789
Diamond II Ltd., 7.95%, 07/28/26
(b)
...... 255 250,254
Duke Energy Florida LLC, 5.95%, 11/15/52 . 2,620 2,853,841
Engie Energia Chile SA, 3.40%, 01/28/30
(h)
. 363 299,976
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 246 227,477
4.55%, 04/01/49 ................. 106 88,428
India Green Power Holdings, 4.00%, 02/22/27
(h)
190 165,870
Inkia Energy Ltd., 5.88%, 11/09/27
(h)
..... 200 189,932
Minejesa Capital BV, 4.63%, 08/10/30
(h)
... 200 178,848
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 121,276
4.25%, 09/15/24 ................. 2 1,910
NRG Energy, Inc.
5.75%, 01/15/28 ................. 25 23,691
3.88%, 02/15/32
(b)
................ 49 37,754
7.00%, 03/15/33
(b)
................ 65 65,539
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 224 215,069
Pacific Gas & Electric Co.
6.10%, 01/15/29 ................. 50 49,196
6.40%, 06/15/33 ................. 83 82,546
4.20%, 06/01/41 ................. 4,040 3,008,607
6.75%, 01/15/53 ................. 70 69,083
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 84 76,720
Southern California Edison Co., 5.88%,
12/01/53 ..................... 5,500 5,609,256
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(h)
.................... 200 180,400
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(h)
............... 203 198,751

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(h)
............... USD 200 $ 175,442
Texas Competitive Electric Holdings Co. LLC,
0.00%, 10/10/19
(a)(e)(f)(l)
............ 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(h)
............... 200 188,410
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 8 7,698
5.00%, 07/31/27 ................. 8 7,488
16,707,235
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 50 50,063
6.05%, 04/15/28 ................. 90 89,344
6.30%, 02/15/30 ................. 60 59,822
6.40%, 04/15/33 ................. 68 67,943
Sensata Technologies BV
5.63%, 11/01/24 ................. 50 49,623
5.00%, 10/01/25 ................. 42 41,119
5.88%, 09/01/30 ................. 200 194,457
Vertiv Group Corp., 4.13%, 11/15/28 ..... 202 181,997
734,368
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 3.25%, 02/15/29 .......... 55 47,126
Coherent Corp., 5.00%, 12/15/29
(b)
...... 136 122,755
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
79 70,645
240,526
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 184 176,640
6.25%, 04/01/28 ................. 35 32,860
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 125 121,621
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 165 154,031
7.50%, 01/15/28 ................. 196 171,512
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 84 81,289
7.38%, 05/15/27
(b)
................ 53 50,431
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 130 132,169
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 14 12,649
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 101 103,146
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 60 57,000
11.50%, 01/30/27 ................ 40 41,450
8.75%, 02/15/30 ................. 191 193,865
USA Compression Partners LP
6.88%, 04/01/26 ................. 38 37,224
6.88%, 09/01/27 ................. 211 201,483
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 136 136,457
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. 294 298,597
8.38%, 06/01/31 ................. 481 484,928
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 61 61,262
8.63%, 04/30/30 ................. 73 74,113
2,622,727
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 133 96,319
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 17 16,736
5.63%, 03/15/26 ................. 7 6,838
6.50%, 05/15/27 ................. 193 194,027
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.75%, 10/15/27 ................. USD 52 $ 48,490
3.75%, 01/15/28 ................. 245 218,662
581,072
Financial Services — 1.3%
Block, Inc.
2.75%, 06/01/26 ................. 166 151,142
3.50%, 06/01/31 ................. 296 245,154
China Cinda 2020 I Management Ltd., 3.25%,
01/28/27
(h)
.................... 300 275,385
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 140 137,526
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 17 17,064
8.00%, 06/15/28 ................. 17 17,008
Global Payments, Inc.
2.15%, 01/15/27 ................. 8,745 7,773,009
3.20%, 08/15/29 ................. 100 86,918
2.90%, 05/15/30 ................. 2,000 1,695,155
5.40%, 08/15/32 ................. 98 95,495
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 206 184,696
Huarong Finance II Co. Ltd., 5.00%, 11/19/25
(h)
200 184,010
JIC Zhixin Ltd., 1.50%, 08/27/25
(h)
....... 200 182,816
Kodit Global Co. Ltd., Series 2023-1, 4.95%,
05/25/26
(h)
.................... 200 196,802
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 148,092
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 120 98,573
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 265 234,525
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 5 4,663
7.38%, 09/01/25 ................. 177 157,107
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 205 192,243
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(h)
.................... 200 192,230
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,704 1,709,269
13,978,882
Food Products — 0.3%
BRF SA, 4.88%, 01/24/30
(h)
........... 447 360,394
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(h)
.................... 200 185,460
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,350 1,343,265
4.63%, 11/15/28 ................. 233 212,030
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 172 167,984
Knight Castle Investments Ltd., 7.99%,
01/23/23
(e)(h)(l)
.................. 1,400 980,000
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 30 28,732
4.13%, 01/31/30 ................. 35 31,280
4.38%, 01/31/32 ................. 183 163,470
MHP Lux SA, 6.95%, 04/03/26
(h)
........ 274 159,065
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 18 16,610
4.50%, 09/15/31 ................. 5 4,270
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 77 61,694
3,714,254
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 89 90,390
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 71 71,355
Promigas SA ESP, 3.75%, 10/16/29 ...... 245 204,575
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 109 91,249
457,569

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(h)
............... USD 200 $ 182,150
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 90 74,397
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 77 68,915
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 307 310,672
0.00%, 12/15/25
(m)(n)
.............. 103 93,939
8.00%, 11/01/26
(b)
................ 122 124,332
7.50%, 09/15/27
(b)
................ 159 162,633
6.25%, 01/15/28
(b)
................ 211 209,957
4.50%, 08/15/29
(b)
................ 47 43,259
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 78 71,297
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 103 105,249
XPO, Inc., 6.25%, 06/01/28
(b)
.......... 55 54,078
1,500,878
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 168 155,723
3.88%, 11/01/29 ................. 146 127,827
Embecta Corp., 6.75%, 02/15/30
(b)
...... 47 42,119
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 90 96,728
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 100 86,906
5.25%, 10/01/29 ................. 356 308,901
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,540
825,744
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 52,599
5.00%, 04/15/29 ................. 60 55,326
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 30,318
5.13%, 03/01/30 ................. 29 23,490
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
112 96,570
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 87 54,375
Centene Corp.
3.00%, 10/15/30 ................. 33 27,499
2.50%, 03/01/31 ................. 48 38,279
2.63%, 08/01/31 ................. 130 103,594
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 1,000 974,097
5.63%, 03/15/27 ................. 181 159,504
6.00%, 01/15/29 ................. 50 42,063
5.25%, 05/15/30 ................. 90 70,896
4.75%, 02/15/31 ................. 50 37,789
Encompass Health Corp.
4.50%, 02/01/28 ................. 15 13,955
4.75%, 02/01/30 ................. 55 50,078
4.63%, 04/01/31 ................. 120 106,375
HCA, Inc., 3.50%, 07/15/51 ........... 11,531 7,977,645
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 131 115,454
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 100 92,882
4.38%, 02/15/27 ................. 61 47,200
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 132 122,251
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
. 195 163,478
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 148 130,263
Surgery Center Holdings, Inc., 10.00%,
04/15/27
(b)
.................... 702 717,795
Tenet Healthcare Corp.
6.13%, 10/01/28 ................. 37 35,620
6.13%, 06/15/30 ................. 137 135,041
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.75%, 05/15/31
(b)
................ USD 393 $ 393,957
11,868,393
Health Care REITs — 0.0%
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 124 93,739
3.50%, 03/15/31 ................. 180 124,023
217,762
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 119 110,789
4.50%, 02/15/29
(b)
................ 109 96,465
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 104,686
Service Properties Trust, 7.50%, 09/15/25 .. 25 24,550
336,490
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 171 156,324
4.00%, 10/15/30 ................. 36 30,810
Aramark International Finance SARL, 3.13%,
04/01/25
(h)
.................... EUR 100 104,630
Boyd Gaming Corp., 4.75%, 12/01/27 .... USD 104 98,538
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 117 105,436
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 51 50,764
8.13%, 07/01/27 ................. 279 285,548
4.63%, 10/15/29 ................. 138 120,503
7.00%, 02/15/30 ................. 438 439,857
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 163 164,927
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 65 68,329
7.63%, 03/01/26 ................. 72 70,517
5.75%, 03/01/27 ................. 206 189,641
9.88%, 08/01/27 ................. 100 104,163
4.00%, 08/01/28 ................. 110 97,517
6.00%, 05/01/29 ................. 214 191,067
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 485 530,458
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 49 47,530
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 239 222,465
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 149 147,876
6.50%, 10/01/28 ................. 31 30,232
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 8 7,692
4.75%, 01/15/28 ................. 60 55,644
6.75%, 05/01/31 ................. 160 158,200
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(a)(c)(h)
(k)
......................... EUR 5 4,236
Codere New Holdco SA, 7.50%, 11/30/27 .. 108 2,997
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 572 481,999
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 58 50,895
6.75%, 01/15/30 ................. 25 21,276
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 53 52,190
4.88%, 01/15/30 ................. 166 154,781
3.63%, 02/15/32
(b)
................ 46 38,352
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 32 31,185
8.00%, 04/15/26 ................. 114 112,561
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 95 96,390

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
USD 113 $ 107,633
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 114,339
Meituan, 3.05%, 10/28/30
(h)
........... 200 158,292
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(h)
................ 333 309,037
5.38%, 12/04/29
(b)
................ 200 164,750
MGM China Holdings Ltd., 5.38%, 05/15/24
(h)
300 295,965
MGM Resorts International, 5.75%, 06/15/25 23 22,794
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 92 81,240
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 104 97,299
8.38%, 02/01/28 ................. 37 38,663
7.75%, 02/15/29 ................. 31 29,444
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 68 61,201
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 94,432
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 59,377
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 21 22,281
5.50%, 08/31/26 ................. 55 52,146
5.38%, 07/15/27 ................. 49 45,818
11.63%, 08/15/27 ................ 107 116,356
5.50%, 04/01/28 ................. 18 16,786
8.25%, 01/15/29 ................. 49 51,450
7.25%, 01/15/30 ................. 102 103,310
Scientific Games International, Inc.
(b)
7.00%, 05/15/28 ................. 86 85,541
7.25%, 11/15/29 ................. 50 50,062
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 87 84,734
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
77 77,385
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 148 124,690
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(h)
.................... 200 188,810
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 97 97,116
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 339 311,582
9.13%, 07/15/31 ................. 162 163,620
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 41 37,515
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 60,624
Wynn Macau Ltd.
4.88%, 10/01/24
(h)
................ 300 291,312
5.63%, 08/26/28
(b)
................ 200 172,500
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 54 48,395
7.13%, 02/15/31 ................. 167 165,988
8,528,017
Household Durables — 0.7%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 51,614
4.63%, 08/01/29 ................. 89 75,849
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 32 25,623
4.88%, 02/15/30 ................. 114 89,432
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
82 75,906
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 95,125
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 54 52,920
KB Home, 7.25%, 07/15/30 ........... 24 24,303
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 109,964
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 57,648
Security
Par (000)
Par (000) Value
Household Durables (continued)
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(h)
............... USD 200 $ 183,188
Newell Brands, Inc., 6.00%, 04/01/46
(a)(c)(j)
.. 8,142 6,441,449
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
169 101,405
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 3 2,946
5.13%, 08/01/30 ................. 79 72,941
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 135 109,978
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,892
5.70%, 06/15/28 ................. 65 62,790
7,634,973
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 9 8,455
Spectrum Brands, Inc.
(b)
5.50%, 07/15/30 ................. 82 74,825
3.88%, 03/15/31 ................. 27 22,140
105,420
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 120 107,088
4.63%, 02/01/29 ................. 70 59,058
5.00%, 02/01/31 ................. 3 2,481
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 57 52,589
3.75%, 01/15/32 ................. 104 84,647
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
52 53,820
TransAlta Corp., 7.75%, 11/15/29 ....... 123 126,628
486,311
Industrial Conglomerates — 0.1%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28
(b)
................ 478 472,713
4.75%, 04/21/28
(h)
................ 200 197,788
Emerald Debt Merger Sub LLC
(b)
6.38%, 12/15/30 ................. EUR 100 108,711
6.63%, 12/15/30 ................. USD 568 563,030
1,342,242
Insurance — 0.3%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 44 38,096
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 246 220,759
6.75%, 10/15/27 ................. 598 562,120
6.75%, 04/15/28 ................. 204 202,314
5.88%, 11/01/29 ................. 278 241,838
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 162 146,283
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 98 96,064
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 81 80,786
7.25%, 06/15/30 ................. 442 456,409
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 84 85,698
10.50%, 12/15/30 ................ 82 82,252
NFP Corp.
(b)
4.88%, 08/15/28 ................. 137 122,367
6.88%, 08/15/28 ................. 456 395,817
7.50%, 10/01/30 ................. 64 61,965
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 109 96,487
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a)(h)(i)
........ 200 174,704

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(h)
............... USD 200 $ 174,434
3,238,393
Interactive Media & Services — 0.1%
Baidu, Inc., 1.72%, 04/09/26 .......... 200 180,788
Tencent Holdings Ltd.
(h)
1.81%, 01/26/26 ................. 200 182,478
3.58%, 04/11/26 ................. 200 190,140
2.39%, 06/03/30 ................. 200 166,462
Weibo Corp., 3.50%, 07/05/24 ......... 400 388,456
1,108,324
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 261 202,010
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 109,792
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 61 55,172
4.00%, 07/01/29 ................. 161 144,215
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 212 189,350
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 167,500
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 350 302,124
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 49 43,277
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 16,886
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 32 31,965
Twilio, Inc.
3.63%, 03/15/29 ................. 90 76,568
3.88%, 03/15/31 ................. 82 68,274
Wipro IT Services LLC, 1.50%, 06/23/26
(h)
.. 200 177,808
1,584,941
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. 79 70,630
5.45%, 11/01/41 ................. 21 17,410
88,040
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 78 71,415
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 76 77,822
PRA Health Sciences, Inc., 2.88%, 07/15/26 271 245,372
394,609
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 104,456
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 233 237,720
9.50%, 01/01/31 ................. 30 31,830
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(h)
. 300 283,560
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 122,220
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 76 75,430
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 167 151,970
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
68 60,336
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 144 90,002
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 137,074
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 81,812
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,075 975,562
Titan International, Inc., 7.00%, 04/30/28 .. 54 50,487
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
223 202,280
TK Elevator Midco GmbH, 4.38%, 07/15/27
(h)
EUR 100 97,393
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 200 184,775
Wabash National Corp., 4.50%, 10/15/28
(b)
. 53 45,957
2,932,864
Security
Par (000)
Par (000) Value
Media — 1.1%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. USD 200 $ 159,833
5.75%, 08/15/29 ................. 200 154,932
AMC Networks, Inc., 4.25%, 02/15/29 .... 117 62,895
Block Communications, Inc., 4.88%, 03/01/28
(b)
43 35,583
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 49 40,058
1.13%, 03/15/28
(m)
............... 83 62,458
4.00%, 11/15/30
(b)
................ 146 114,062
Charter Communications Operating LLC
5.13%, 07/01/49
(j)
................ 1,000 786,723
3.70%, 04/01/51
(j)
................ 2,410 1,522,828
4.40%, 12/01/61 ................. 5,750 3,881,542
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 256 254,717
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 352 319,578
7.75%, 04/15/28 ................. 243 190,755
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 122 85,503
Comcast Corp.
3.75%, 04/01/40 ................. 910 766,709
4.05%, 11/01/52 ................. 260 215,973
2.94%, 11/01/56 ................. 448 291,748
CSC Holdings LLC
5.25%, 06/01/24 ................. 70 65,103
11.25%, 05/15/28
(b)
............... 600 581,838
4.13%, 12/01/30
(b)
................ 200 139,905
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 89 80,602
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 106 85,030
5.75%, 12/01/28
(b)
................ 64 47,602
5.13%, 06/01/29 ................. 66 30,647
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 103 100,519
GCI LLC, 4.75%, 10/15/28
(b)
.......... 104 88,670
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 187,450
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 114,279
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 129 117,093
4.25%, 01/15/29 ................. 17 14,286
4.63%, 03/15/30 ................. 42 34,991
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 80 63,781
6.50%, 09/15/28 ................. 354 206,582
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 201 131,655
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 23 20,591
5.00%, 08/01/27 ................. 274 254,214
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 94,986
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 17 16,232
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 183,400
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 45,022
6.63%, 06/01/27 ................. 43 41,562
7.38%, 06/30/30 ................. 52 49,510
11,741,447
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd.
(h)
4.45%, 07/24/23 ................. 200 199,500
5.95%, 07/31/24 ................. 213 211,662
5.45%, 01/24/28 ................. 200 198,046

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... USD 472 $ 413,047
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 186 187,479
6.13%, 02/15/28 ................. 142 143,762
ATI, Inc.
5.88%, 12/01/27 ................. 23 22,258
5.13%, 10/01/31 ................. 160 142,546
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 372 367,467
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 31 30,380
7.63%, 03/15/30 ................. 95 96,074
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(h)
.................... 300 272,097
Constellium SE
4.25%, 02/15/26
(h)
................ EUR 100 106,401
3.75%, 04/15/29
(b)
................ USD 392 333,497
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 148 127,316
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 615 592,110
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 242,435
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 23 20,115
4.50%, 06/01/31 ................. 150 119,577
Metinvest BV
(h)
8.50%, 04/23/26 ................. 324 218,700
7.65%, 10/01/27 ................. 226 142,235
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(h)
.................... 200 191,695
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 144 134,464
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 258 233,533
4.75%, 01/30/30 ................. 88 78,206
3.88%, 08/15/31 ................. 266 218,815
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(h)
EUR 100 95,542
POSCO
(b)
5.75%, 01/17/28 ................. USD 365 370,285
5.88%, 01/17/33 ................. 200 210,454
POSCO Holdings, Inc., 2.50%, 01/17/25
(h)
.. 300 285,171
Stillwater Mining Co., 4.00%, 11/16/26
(h)
... 650 576,914
Vedanta Resources Finance II plc, 13.88%,
01/21/24
(h)
.................... 200 182,074
6,763,857
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 18 16,997
4.25%, 02/01/27 ................. 56 48,659
Starwood Property Trust, Inc., 4.38%, 01/15/27 47 40,479
106,135
Oil, Gas & Consumable Fuels — 3.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 149 146,393
AI Candelaria Spain SA, 7.50%, 12/15/28
(h)
. 265 247,353
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 62 59,795
5.38%, 06/15/29 ................. 63 58,538
Apache Corp.
4.25%, 01/15/30 ................. 4 3,563
5.10%, 09/01/40 ................. 21 17,062
5.35%, 07/01/49 ................. 129 100,298
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 243 302,102
8.25%, 12/31/28 ................. 254 249,785
5.88%, 06/30/29 ................. 30 26,764
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 54 52,735
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ USD 76 $ 72,200
5.85%, 11/15/43 ................. 74 54,760
Callon Petroleum Co.
8.25%, 07/15/25 ................. 17 16,873
6.38%, 07/01/26 ................. 77 74,951
8.00%, 08/01/28
(b)
................ 238 235,360
7.50%, 06/15/30
(b)
................ 102 96,275
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 491,530
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 64 58,736
3.25%, 01/31/32 ................. 115 94,605
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 16,148
6.75%, 04/15/29 ................. 138 136,928
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 164 160,925
Civitas Resources, Inc.
(b)
5.00%, 10/15/26 ................. 46 43,372
8.38%, 07/01/28 ................. 206 208,328
8.75%, 07/01/31 ................. 171 173,360
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 100,086
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 78 75,889
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 135 123,518
5.88%, 01/15/30 ................. 63 54,695
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 446 397,793
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 9 8,446
9.25%, 02/15/28 ................. 136 131,953
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 42 39,816
6.00%, 02/01/29 ................. 47 43,886
8.00%, 04/01/29 ................. 32 32,397
7.38%, 02/01/31 ................. 56 55,197
CrownRock LP
(b)
5.63%, 10/15/25 ................. 205 201,966
5.00%, 05/01/29 ................. 58 54,303
DCP Midstream Operating LP
(b)
6.45%, 11/03/36 ................. 29 29,778
6.75%, 09/15/37 ................. 56 59,432
Diamondback Energy, Inc., 6.25%, 03/15/33 4,643 4,803,035
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 166 145,677
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 117 113,000
9.88%, 07/15/31 ................. 81 80,064
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
662 563,104
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b)(h)
................... 647 645,334
Energy Transfer LP
5.75%, 02/15/33 ................. 1,925 1,937,601
5.15%, 02/01/43 ................. 150 127,436
5.30%, 04/15/47 ................. 721 627,104
5.00%, 05/15/50 ................. 1,060 895,237
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 36 34,837
5.38%, 06/01/29 ................. 119 113,373
6.50%, 09/01/30
(b)
................ 62 61,924
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 2 1,940
4.85%, 07/15/26 ................. 56 54,040
5.60%, 04/01/44 ................. 52 43,536
5.45%, 06/01/47 ................. 17 13,974
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 292,904

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.95%, 01/31/60 ................. USD 320 $ 246,640
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 92 90,984
4.13%, 12/01/26 ................. 100 93,003
7.50%, 06/01/30
(b)
................ 31 31,370
4.75%, 01/15/31
(b)
................ 30 26,280
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 28 27,499
Genesis Energy LP
6.50%, 10/01/25 ................. 86 84,692
7.75%, 02/01/28 ................. 25 23,778
8.88%, 04/15/30 ................. 90 87,930
Greenko Dutch BV, 3.85%, 03/29/26
(h)
.... 188 168,503
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 27,629
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 50,563
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,108,893
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 68 59,330
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 65 61,185
5.75%, 02/01/29 ................. 93 84,211
6.00%, 04/15/30 ................. 4 3,642
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 200 168,496
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 125 118,811
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(h)
.. 518 480,621
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 12 11,606
Matador Resources Co.
5.88%, 09/15/26 ................. 179 173,459
6.88%, 04/15/28
(b)
................ 96 95,020
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(h)
.................... 704 469,770
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(h)
250 245,703
MPLX LP
4.95%, 03/14/52 ................. 5,499 4,670,270
5.65%, 03/01/53 ................. 930 868,872
Murphy Oil Corp.
5.88%, 12/01/27 ................. 41 39,831
5.87%, 12/01/42
(a)(c)
............... 16 13,296
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 358 335,816
6.50%, 09/30/26 ................. 172 153,888
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
51 50,228
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 77 82,084
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 202 197,960
8.75%, 06/15/31 ................. 124 121,830
NuStar Logistics LP
6.00%, 06/01/26 ................. 117 113,971
6.38%, 10/01/30 ................. 47 44,840
Occidental Petroleum Corp.
6.45%, 09/15/36 ................. 158 162,155
4.63%, 06/15/45 ................. 11 8,511
PDC Energy, Inc.
6.13%, 09/15/24 ................. 20 19,990
5.75%, 05/15/26 ................. 8 7,968
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 179 179,762
6.88%, 04/01/27 ................. 120 118,200
5.88%, 07/01/29 ................. 110 103,621
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(h)
.................... 200 177,380
Reliance Industries Ltd.
(h)
4.13%, 01/28/25 ................. 750 731,580
3.67%, 11/30/27 ................. 412 386,349
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.88%, 01/12/32 ................. USD 250 $ 208,355
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 91 83,943
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 31 28,365
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(h)
.................... 200 145,100
Sinopec Group Overseas Development 2018
Ltd., 1.45%, 01/08/26
(h)
............ 300 272,682
SM Energy Co.
5.63%, 06/01/25 ................. 37 36,156
6.75%, 09/15/26 ................. 100 97,471
6.63%, 01/15/27 ................. 15 14,569
6.50%, 07/15/28 ................. 37 35,520
Southwestern Energy Co.
5.70%, 01/23/25
(a)(c)
............... 18 17,905
5.38%, 02/01/29 ................. 59 55,558
Sunoco LP
6.00%, 04/15/27 ................. 25 24,631
5.88%, 03/15/28 ................. 36 34,619
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 5 4,990
6.00%, 03/01/27 ................. 31 29,091
5.50%, 01/15/28 ................. 26 23,764
6.00%, 12/31/30 ................. 21 18,501
6.00%, 09/01/31 ................. 20 17,208
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
500 515,000
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 33,535
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 511 446,405
4.13%, 08/15/31 ................. 26 22,359
3.88%, 11/01/33 ................. 34 27,842
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 117 107,838
Western Midstream Operating LP
6.15%, 04/01/33 ................. 25 25,197
5.45%, 04/01/44 ................. 107 90,391
5.30%, 03/01/48 ................. 45 37,563
5.50%, 02/01/50
(a)(c)
............... 87 71,259
32,315,851
Paper & Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 750 636,225
Passenger Airlines — 0.3%
ABRA Global Finance, 11.50%, (11.50% Cash
or 11.50% PIK), 03/02/28
(b)(k)
........ 695 552,787
Air Canada, 3.88%, 08/15/26
(b)
......... 132 122,345
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 69 68,745
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 265 290,580
5.50%, 04/20/26 ................. 59 58,453
7.25%, 02/15/28 ................. 23 22,863
5.75%, 04/20/29 ................. 172 167,394
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 363 303,105
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 4 3,493
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 132 124,943
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
207 207,145
Singapore Airlines Ltd., 3.00%, 07/20/26
(h)
.. 200 186,406
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 129 129,507
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 34 32,690
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 181 171,969
4.63%, 04/15/29 ................. 111 101,140

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. USD 25 $ 22,461
6.38%, 02/01/30 ................. 120 96,628
2,662,654
Personal Care Products — 0.0%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 6 5,532
Prestige Brands, Inc., 3.75%, 04/01/31 .... 61 50,502
56,034
Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc.
(b)
3.13%, 02/15/29 ................. 47 38,214
3.50%, 04/01/30 ................. 93 75,330
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ..................... 4,690 4,876,105
Teva Pharmaceutical Finance Netherlands III
BV, 4.75%, 05/09/27 ............. 200 183,777
5,173,426
Professional Services — 0.1%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 241 194,306
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 194 171,056
KBR, Inc., 4.75%, 09/30/28 ........... 115 104,365
Science Applications International Corp.,
4.88%, 04/01/28 ................ 139 129,275
599,002
Real Estate Management & Development — 0.4%
Country Garden Holdings Co. Ltd.
(h)
3.13%, 10/22/25 ................. 200 62,030
7.25%, 04/08/26 ................. 300 103,965
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 134 121,270
ESR Group Ltd., 1.50%, 09/30/25
(h)(m)
..... 700 686,000
Fantasia Holdings Group Co. Ltd.
(a)(e)(h)(l)
15.00%, 12/18/21 ................ 200 12,000
11.75%, 04/17/22 ................ 5,280 316,800
7.95%, 07/05/22 ................. 750 48,465
12.25%, 10/18/22 ................ 755 45,300
10.88%, 01/09/23 ................ 330 19,800
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,000 902,840
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
84 67,035
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 56 10,950
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(a)(e)(h)(l)
................ 1,792 429,528
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(h)
200 158,150
MAF Sukuk Ltd., 4.64%, 05/14/29
(h)
...... 894 871,230
Modern Land China Co. Ltd.
(a)(e)(h)(k)(l)
8.00%, (8.00% Cash or 10.00% PIK),
12/30/24 .................... 317 17,356
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 226 11,259
9.00%, (9.00% Cash or 11.00% PIK),
12/30/27 .................... 330 18,084
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a)(h)(i)
.............. 200 133,474
Realogy Group LLC, 5.25%, 04/15/30
(b)
... 135 95,942
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(h)
.................... 250 199,508
4,330,986
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 120 $ 101,058
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(h)
.................... 200 185,898
286,956
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.
(b)
1.95%, 02/15/28 ................. 2,662 2,302,104
3.75%, 02/15/51 ................. 10,000 7,353,842
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 510 473,446
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 47 42,534
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,354,912
SK Hynix, Inc., 1.50%, 01/19/26
(h)
....... 200 176,872
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 129 108,149
TSMC Global Ltd., 2.25%, 04/23/31
(h)
..... 200 164,812
11,976,671
Software — 1.4%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 121,875
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 93 91,352
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
467 393,046
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
112 100,240
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 178 178,158
9.13%, 03/01/26 ................. 176 175,120
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 142 133,770
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 120 118,501
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 170 168,094
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 280 248,205
4.88%, 07/01/29 ................. 189 167,663
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 853 759,495
9.00%, 09/30/29 ................. 359 313,563
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 70,965
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 21,558
Elastic NV, 4.13%, 07/15/29
(b)
......... 142 122,500
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 74 67,888
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 170,000
McAfee Corp., 7.38%, 02/15/30
(b)
....... 273 237,380
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 146 130,903
NCR Corp.
(b)
5.00%, 10/01/28 ................. 103 91,921
6.13%, 09/01/29 ................. 29 29,024
Open Text Corp., 6.90%, 12/01/27
(b)
..... 217 220,913
Oracle Corp.
6.15%, 11/09/29 ................. 3,375 3,515,290
3.95%, 03/25/51 ................. 8,055 6,090,564
5.55%, 02/06/53 ................. 1,335 1,292,738
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 7 6,444
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
251 240,289
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 185 150,112
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
245 210,722
15,638,293
Specialized REITs — 2.4%
American Tower Corp.
3.13%, 01/15/27 ................. 1,000 921,081
3.65%, 03/15/27 ................. 3,833 3,588,250
2.95%, 01/15/51 ................. 6,233 3,930,505
Crown Castle, Inc.
1.05%, 07/15/26 ................. 1,690 1,479,516
2.90%, 03/15/27 ................. 3,386 3,098,381
3.80%, 02/15/28 ................. 6,683 6,228,885

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Equinix, Inc., 1.80%, 07/15/27 ......... USD 7,864 $ 6,812,801
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 124 124,209
SBA Communications Corp.
3.88%, 02/15/27 ................. 70 64,484
3.13%, 02/01/29 ................. 126 106,805
26,354,917
Specialty Retail — 1.0%
Arko Corp., 5.13%, 11/15/29
(b)
......... 67 54,449
Asbury Automotive Group, Inc.
4.75%, 03/01/30 ................. 51 45,318
5.00%, 02/15/32
(b)
................ 87 75,751
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 1,200 1,165,500
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 112 98,560
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 107 91,564
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,717,410
5.63%, 04/15/53 ................. 3,910 3,907,658
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 100,070
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 324 321,919
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 50 47,240
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 223 199,089
6.13%, 07/01/29 ................. 239 206,408
6.00%, 12/01/29 ................. 23 19,850
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,083 894,464
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
621 559,496
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 448 406,000
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 113 108,246
11,018,992
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 100 104,447
8.50%, 07/15/31 ................. 120 125,843
230,290
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 114 96,923
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(a)(e)(h)(l)(m)
........... EUR 1,100 952,004
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 ................. USD 38 35,475
9.00%, 02/15/31 ................. 87 87,684
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 69 57,618
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 81 67,027
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 44 42,694
1,339,425
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ...... 63 61,645
BAT Capital Corp., 2.26%, 03/25/28 ..... 12,726 10,906,387
10,968,032
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
128 113,280
BOC Aviation Ltd., 2.63%, 01/17/25
(h)
..... 200 189,906
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 220 216,736
9.75%, 08/01/27 ................. 133 137,358
5.50%, 05/01/28 ................. 31 28,365
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 24 20,040
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... USD 28 $ 24,242
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 181 173,425
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 133 115,671
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 387 386,048
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 204 206,149
7.25%, 06/15/28 ................. 46 46,923
1,658,143
Transportation Infrastructure — 0.0%
(h)
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .. 300 263,013
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. 200 183,762
446,775
Wireless Telecommunication Services — 0.7%
Bharti Airtel Ltd., 4.38%, 06/10/25
(h)
...... 200 194,344
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 380 369,100
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(h)(i)
.............. 200 185,420
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 352 305,529
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 271 267,715
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 98 37,211
Millicom International Cellular SA, 5.13%,
01/15/28
(h)
.................... 405 353,124
T-Mobile USA, Inc.
2.05%, 02/15/28 ................. 1,922 1,666,539
5.05%, 07/15/33 ................. 3,500 3,436,645
VFU Funding plc, 6.20%, 02/11/25
(h)
..... 428 316,720
7,132,347
Total Corporate Bonds — 36.6%
(Cost: $431,283,812) ............................. 396,459,127
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... 714 618,432
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 145 125,934
Bleriot US Bidco, Inc., Term Loan, (3-mo.
LIBOR USD + 4.00%), 9.50%
,
 10/30/26 . 206 205,921
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 102 100,449
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.70%
,
 04/06/26 ................. 533 527,852
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.70%
,
 04/06/26 ................. 294 290,768
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/01/28 ................. 653 640,483
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 300 290,585
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.54%
,
 11/05/28 290 289,374

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.49%
,
 08/24/28 ..... USD 649 $ 648,214
3,738,012
Automobile Components — 0.1%
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.85%
,
 05/06/30
(a)
................ 590 587,970
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.60%
,
 12/14/27
(a)
.......... 288 286,844
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.59%
,
 01/24/29 ........... 1,068 991,371
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 741 583,230
1,574,601
Broadline Retail — 0.2%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28 .. 360 359,212
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.43%
,
 06/30/27 ................ 613 529,647
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.72%
,
 02/12/27 ..... 915 811,141
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.45%
,
 02/12/27
(f)
................ 300 269,696
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.60%
,
 02/28/30 .. 141 140,472
2,110,168
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.45%
,
 05/13/29 268 267,782
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 04/12/28 ........... 171 163,537
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 8.95%
,
 11/23/27 ................ 307 288,204
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.95%
,
 10/02/28 ........... 171 158,149
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 30 27,387
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.70%
,
 04/28/29 ................. 407 404,584
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.47%
,
 07/28/28 ..... 154 152,839
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. 599 589,613
2,052,095
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.69%
,
 07/31/26 ................. USD 774 $ 773,828
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.24%
,
 12/20/29 ................. 256 255,852
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.72%, 07/24/26 ............... 295 286,044
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%, 07/24/26 ......... 364 351,392
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 8.30%, 10/22/26 ......... 289 287,414
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.00%, 10/22/27 ......... 157 156,293
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.60%
,
 06/30/28 ........... 289 285,019
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(o)
..................... 193 191,601
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.09%
,
 04/01/28 ................ 146 143,387
Mercury Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%
,
 08/02/28 ........... 364 357,762
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 458 407,591
3,496,183
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 09/30/28 ................. 398 370,964
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.19%
,
 11/24/27 ............ 306 294,764
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 361 353,012
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 12/29/27 ........... 347 261,716
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 228 217,271
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/09/28 ........... 319 316,765
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.10%
,
 01/31/26 ................. 696 695,068
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 02/15/30 ................. 73 73,013
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... 319 269,222
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.70%
,
 02/18/30 ................. 144 143,048

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.72%
,
 10/15/28 ................. USD 434 $ 427,296
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.00%
,
 03/02/26 ................. 328 327,672
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.60%
,
 03/29/28 ................. 473 460,205
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. 174 172,096
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 2.75%), 8.07%
,
 10/01/25 .. 35 34,892
Olympus Water US Holding Corp., Term Loan,
11/09/28
(o)
..................... 166 160,155
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.74%
,
 10/14/24 ................. 447 438,542
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.19%
,
 03/16/27 .......... 162 159,753
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.48%
,
 08/02/28 ........... 366 363,080
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 219 216,876
5,755,410
Commercial Services & Supplies — 0.4%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 05/12/28 ................. 764 741,975
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.15%
,
 02/15/29
(f)
................ 201 196,235
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.72%
,
 04/06/28 ................. 355 354,086
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.72%
,
 06/22/30
(f)
................ 172 171,782
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.95%
,
 09/07/27 ................. 288 287,068
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.19%
,
 10/08/28 .. —
(p)
340
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 11/30/28 ................. 280 277,465
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 11/30/28 ................. 22 21,504
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 05/31/27 ................. 164 164,262
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.20%
,
 10/29/28 ................ 150 148,044
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.52%
,
 12/15/28 ...... 252 205,115
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 7.98%
,
 09/23/26 . USD 356 $ 356,063
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.10%
,
 08/31/28 ................. 713 713,133
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.20%
,
 11/02/27 ................. 510 467,953
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.22%
,
 07/30/28 ................ 444 430,271
4,535,296
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.59%
,
 01/18/30 ..... 54 53,865
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.60%
,
 03/02/29 ................. 227 219,151
273,016
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.40% - 9.79%
,
 06/21/24 ...... 311 307,091
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.22%
,
 01/21/28 ..... 394 391,638
USIC Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.69%
,
 05/12/28 ........... 250 236,103
934,832
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.20%
,
 01/15/27 ........... 359 357,699
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.10%
,
 03/08/29 ................ 307 257,824
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 04/29/29 ................. 232 226,750
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.69%
,
 09/22/28 ........... 561 560,550
1,402,823
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B, (3-mo. CME
Term SOFR + 2.00%), 7.22%
,
 09/13/26
(a)
401 400,529
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.97%
,
 12/01/27 ...... 775 767,760
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.11%
,
 08/14/26 ................. 249 247,996
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.47%
,
 02/05/26 ................. 196 195,543
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.97%
,
 07/31/26 ................. 145 143,711

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.54%
,
 09/15/28 ........... USD 432 $ 424,902
1,779,912
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.02%
,
 10/28/27
(a)
................ 439 406,015
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 12/11/28 ............ 299 280,249
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.95%
,
 12/10/29 ........... 504 426,652
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.47%
,
 11/24/28 ...... 475 473,313
Kuehg Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.24%
,
 06/12/30 ................ 329 325,299
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.76%
,
 01/15/27 . 667 649,776
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.54%
,
 07/30/25 ................. 295 292,116
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.22%
,
 09/01/25 ................ 658 535,385
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
7.94%
,
 02/05/26 ................. 592 586,212
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.22%
,
 01/08/27 ........... 302 295,721
3,864,723
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
7.85%
,
 05/18/30
(a)
................ 263 262,956
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.01%
,
 07/15/25
(f)
...... 118 115,879
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.70%
,
 12/11/26 ................. 1,103 1,100,942
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.72%
,
 10/02/27 .......... 165 145,175
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.70%
,
 11/04/26 ................. 360 359,536
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.97%
,
 03/01/27 ................. 426 396,161
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.47%
,
 03/15/27 ................. 482 370,094
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.44% - 9.73%
,
 09/01/28 ........... 327 261,813
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%),
8.48%
,
 09/25/26 ................. USD 699 $ 581,026
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
8.44%
,
 01/31/29 ................. 291 289,210
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 03/09/27 ................. 1,189 930,956
4,550,792
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
7.19%
,
 01/15/25
(a)
................ 218 217,812
Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.25%
,
 06/23/28
(a)(f)
......... 578 562,207
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.97%
,
 07/02/29
(a)
................ 292 290,557
Energy Equipment & Services — 0.1%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.22%, 06/28/24
(f)
.............. 17 12,874
(1-mo. LIBOR USD + 1.00%),
6.15%, 06/30/25 ............... 119 66,376
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.51%
,
 10/05/28 . 525 523,622
602,872
Entertainment — 0.6%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.22%
,
 04/22/26 ................. 901 701,809
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 05/24/29 ........... 107 107,267
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.49%
,
 03/08/30 ........... 234 232,216
City Football Group Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.27%
,
 07/21/28 ................. 453 443,621
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.60%
,
 11/27/28 ................. 358 356,939
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.54% - 8.73%
,
 03/08/24 ...... 1,173 1,086,159
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.10%
,
 01/15/30 289 288,855
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.93%
,
 10/19/26 ................. 718 715,777
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
7.94%
,
 03/13/28 ................. 577 574,413

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
7.77%
,
 01/23/25 ................. USD 295 $ 294,511
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.05%
,
 04/29/26 ........... 346 345,145
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 7.95%
,
 05/18/25 ..... 736 733,651
WMG Acquisition Corp., Term Loan G, (3-mo.
LIBOR USD + 2.13%), 7.33%
,
 01/20/28 . 647 644,247
6,524,610
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.70%
,
 12/21/28 . 178 176,531
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 405 359,323
Belron Finance US LLC, Term Loan
(3-mo. LIBOR USD + 2.25%),
7.63%, 11/13/25 ............... 89 88,778
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.83%, 04/18/29 ......... 106 105,934
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.80%
,
 04/13/28 ................. 352 351,147
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 1,348 1,305,412
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... 399 369,574
LBM Acquisition LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.90%
,
 12/17/27 ................. 139 133,503
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.45%
,
 03/24/25 ................. 363 361,438
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.02%
,
 12/11/26 ...... 580 570,601
Travelport Finance (Luxembourg) S.a r.l., Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.36%
,
 05/29/26
(f)
............... 551 341,652
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
8.12%
,
 01/31/29 ................. 219 214,221
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.47%
,
 03/31/28 ..... 385 384,252
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
 10/19/27 ........... 294 291,469
5,053,835
Food Products — 0.4%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.97%
,
 10/01/25 ........... 331 303,291
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.65%
,
 10/10/26 .. 92 89,756
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.72%
,
 10/25/27 ................. 877 870,780
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.45%
,
 01/29/27 ................. USD 802 $ 796,165
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 111 97,659
Hostess Brands, LLC, Term Loan, (3-mo. CME
Term SOFR + 2.50%), 7.74%
,
 06/28/30 .. 304 302,836
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 284 283,644
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.77%
,
 06/08/28 ...... 362 357,446
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.49%
,
 03/31/28 ........... 540 520,774
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 01/20/28 ................. 465 463,669
4,086,020
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.93%
,
 04/06/28 ...... 281 271,594
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 08/06/27 ................. 242 238,301
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
 12/30/26 ................. 143 142,880
Uber Technologies, Inc., Term Loan, 8.00% -
8.03%
,
 03/03/30 ................. 397 396,687
1,049,462
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45%
,
 11/03/28 ................. 745 727,465
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.00%
,
 03/05/26 ................ 214 196,475
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 05/04/28 ................. 72 71,976
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 10/23/28 ................. 1,196 1,180,971
2,176,887
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.44%
,
 09/29/28 ...... 472 469,435
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 350 348,300
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.22%
,
 11/01/28 ................. 593 589,640
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.49%
,
 03/31/27 ................. 355 75,475

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.25%, 02/18/27 ............... USD —
(p)
$ 174
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.25%, 11/15/28 .......... 81 57,616
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.25%
,
 11/15/29 ........... 513 340,457
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.47%
,
 08/31/26 ................. 341 315,961
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.61%
,
 11/01/28 ...... —
(p)
86
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 404 356,637
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.94%
,
 10/27/28 ........... 285 284,957
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.69%
,
 02/14/25 ........... 29 28,575
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.90%
,
 08/31/26 ........... 266 265,416
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.44%
,
 05/16/29 ................. 309 308,410
3,441,139
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 92 88,754
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 02/15/29 ................. 750 720,623
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 1,059 972,639
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.22%
,
 08/27/25 ................. 570 569,508
2,351,524
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.94%
,
 11/19/26 ................. 577 572,379
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.94%
,
 02/02/26 ................. 418 404,331
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
8.95%
,
 05/31/30
(f)
................ 38 37,905
Bally's Corp., Facility Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.40%
,
 10/02/28 ................. 148 144,833
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%
,
 02/06/30 ........... 281 281,039
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.22%
,
 06/30/25 ................. 521 519,880
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.20%
,
 03/17/28 ................. USD 368 $ 364,615
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 961 946,898
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.75%
,
 07/21/26 ................. 287 286,296
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.75%
,
 07/22/28 ................. 592 591,932
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%
,
 11/30/29 ............ 863 864,500
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.94%
,
 06/22/26 ................. 358 357,484
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 12/15/27 ................. 529 524,467
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.25%
,
 04/14/29 ........... 393 392,147
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.44%
,
 03/09/28 ................. 253 174,190
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.95%
,
 05/03/29 ........... 585 582,211
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.34%
,
 01/05/29 ................. 108 108,059
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.25%
,
 08/25/28 ........... 144 143,680
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.45%
,
 02/08/27 ................. 362 360,620
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 08/03/28 ................. 543 538,935
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.45%
,
 05/24/30 ........... 218 218,237
8,414,638
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.75%
,
 05/17/28 ................. 399 334,662
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 664 627,740
Serta Simmons Bedding LLC, Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.50%),
0.00%
,
 08/10/23 ................. 116 115,690
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28 ........... 367 295,833

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.47%
,
 10/30/27 ........... USD 690 $ 604,421
1,978,346
Household Products — 0.0%
Diamond (BC) BV, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.06%
,
 09/29/28
(a)
................ 441 440,488
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 7.19%
,
 08/12/26 .......... —
(p)
406
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.03%
,
 12/15/27 ........... 340 337,031
337,437
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.65%
,
 11/05/27 ............ 1,212 1,203,647
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.65%
,
 11/05/27 .......... 429 425,845
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.44%, 02/19/28 ......... 506 500,716
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.95%, 02/19/28 ......... 109 109,063
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%, 02/12/27 ......... 717 710,001
Hub International Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.07%
,
 11/10/29 ................. 291 290,092
Hub International Refinancing, Term Loan, (3-
mo. LIBOR USD + 4.25%), 9.58%
,
 06/20/30 752 753,676
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 09/01/27 ................. 314 313,376
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.25%),
8.79%, 12/02/26 ............... 85 84,804
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.99%, 11/22/29 .......... 655 653,798
5,045,018
Interactive Media & Services — 0.2%
(a)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.39%
,
 02/16/28 ................. 287 282,939
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
8.29%
,
 06/26/28 ................. 324 324,345
Camelot US Acquisition LLC, Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
3.00%), 8.22%
,
 10/30/26 ........... 818 816,758
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.94%
,
 10/10/25 . 294 293,994
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.70%
,
 01/29/26 ................. 231 231,006
1,949,042
Security
Par (000)
Par (000) Value
IT Services — 0.4%
(a)
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.47%
,
 01/20/29 ................ USD 350 $ 292,604
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.47%
,
 08/19/28 ..... 48 45,456
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.79%
,
 12/23/26 ...... 664 637,966
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.95%
,
 07/31/28 ........... 285 284,348
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.47%
,
 07/30/27 ................. 223 219,871
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 582 572,277
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.10%
,
 11/09/29 ................. 171 171,331
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.19%
,
 08/10/27 ................. 566 565,174
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.85%
,
 02/24/28 ........... 825 819,061
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ 211 201,700
3,809,788
Leisure Products — 0.1%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.19%
,
 12/01/28
(f)
........... 377 358,951
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27 ................ 102 101,600
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.70%
,
 03/15/30 ................. 259 258,917
719,468
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 11/08/27 ................. 586 585,718
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.19%
,
 02/22/28 ........... 471 460,189
Curia Global, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.90%
,
 08/30/26 ................. 44 38,080
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.72%
,
 02/04/27 ...... 304 291,834
Fortrea Holdings Inc., Term Loan B, 06/12/30
(o)
102 101,949
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.75%, 07/03/28 ......... 672 671,190
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.03%
,
 10/19/27 ........... 362 361,117

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.35%
,
 11/15/28 ............ USD 691 $ 685,045
3,195,122
Machinery — 0.6%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
10.52%
,
 08/17/26
(f)
............... 581 576,772
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 04/20/29 ................. 173 173,360
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.23%
,
 05/14/28 ................. 68 67,733
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%, 10/21/28 ......... 354 352,687
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.45%, 10/21/28 ......... 359 358,287
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.95%
,
 03/01/27 ................. 172 171,672
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.70%
,
 03/31/27 ................. 436 433,437
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 732 713,328
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 514 511,144
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.95%
,
 03/01/27 ................. 430 429,181
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 739 722,684
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.70%
,
 04/05/29 ................. 452 446,275
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 668 661,630
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 7.98%
,
 03/02/27 .. 590 587,631
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.19%
,
 10/04/28 ................. 183 182,752
6,388,573
Media — 0.4%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.76%
,
 03/03/25 ........... 314 305,614
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 348 361,692
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 7.19%
,
 05/03/28 ...... 216 211,680
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
6.80%
,
 04/30/25 ................. 570 569,168
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.81%
,
 08/21/26 ................. USD 753 $ 717,586
Cogeco Communications Finance LP, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.72%
,
 09/01/28 ...... 293 290,941
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.44%, 07/17/25 ............... 229 220,630
(1-mo. LIBOR USD + 2.50%),
7.69%, 04/15/27 ............... 413 359,325
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.22%
,
 08/02/27 ................ 553 540,100
EW Scripps Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.97%
,
 01/07/28 ................. 132 127,761
Learfield Communications LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.77%
,
 12/01/23 ........... 528 408,650
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
8.95%
,
 04/21/29
(f)
................ 224 168,410
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(f)
................ 218 217,251
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.69%
,
 04/30/28 ................. 147 144,893
4,643,701
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... 827 809,274
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.68%
,
 09/19/29 ........... 98 97,337
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 10/18/28 ........... 234 231,743
1,138,354
Passenger Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 645 658,342
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 679 678,064
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 365 355,832
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 565 554,090
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 593 614,891
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 460 458,815
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 482 466,680
3,786,714

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.4%
(a)
Rainbow Midco Ltd., Term Loan, (6-mo.
EURIBOR + 0.00%), 10.95% 01/01/28
(f)
. EUR 2,545 $ 2,732,506
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.09%
,
 10/01/26 .......... USD 1,261 1,253,049
3,985,555
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.72%
,
 05/04/25 ................. 320 307,858
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.20%
,
 02/28/28 ................ 203 197,038
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.44%
,
 02/01/27 ................ 279 209,797
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.96%
,
 08/01/27 ................. 576 565,154
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.69%
,
 05/05/28 ................. 499 498,427
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.26%
,
 06/02/28 ................. 328 327,265
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 11/18/27
(f)
........... 299 286,646
2,392,185
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.72%
,
 02/04/28 ................. 568 566,008
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 06/02/28 ................. 954 860,031
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.43%
,
 02/06/26 ................. 139 139,134
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.33%
,
 01/18/29 ................. 1,070 1,065,567
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
 06/22/29 ...... 179 174,684
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 06/22/29 ................. 387 378,482
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 6.95%
,
 04/28/28 ........... 460 456,416
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.85%
,
 04/29/29
(f)
........... 546 511,754
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 6.95%
,
 11/16/26 .. 419 417,779
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.47%
,
 12/01/28 ................. 437 435,764
Security
Par (000)
Par (000) Value
Professional Services (continued)
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.49%
,
 02/28/27 ..... USD 513 $ 505,433
5,511,052
Real Estate Management & Development — 0.1%
(a)
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.45%
,
 01/31/30
(f)
. 471 455,729
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR + 2.75%),
7.97%
,
 08/21/25 ................. 207 204,766
660,495
Semiconductors & Semiconductor Equipment — 0.1%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.94%
,
 08/17/29 ................. 358 357,648
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 190 187,713
545,361
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/18/26 ........... 79 79,074
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.99%
,
 09/17/27 ........... 259 258,839
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.55%
,
 08/15/29 ........... 147 141,241
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 8.97%
,
 10/02/25 .. 440 435,881
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.47%
,
 09/21/28 ........... 362 360,214
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 490 487,846
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/30/29 ........... 1,321 1,233,500
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 10/08/28 ................. 184 179,223
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.25%
,
 10/08/29
(f)
................ 206 185,690
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.25%
,
 10/16/28 ...... 317 295,142
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 89 80,916
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.20%
,
 09/12/29 ................. 368 366,411
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.19% - 9.22%
,
 12/01/27 701 698,846
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.00%
,
 10/27/28 ..... 434 432,951

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Instructure Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. USD 195 $ 194,942
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 421 315,382
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.53%
,
 07/27/29 ........... 593 382,279
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.96%
,
 03/01/29 ................. 750 716,160
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.35%
,
 05/03/28 ................. 1,619 1,551,152
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.35%
,
 02/23/29 ................ 614 532,288
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 08/31/28 ................. 810 791,437
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.22%
,
 04/24/28 ................. 1,207 1,179,742
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.05%
,
 08/01/25 ................. 293 292,247
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 587 580,518
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 200 199,313
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 178 177,974
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.62%, 05/04/26 ......... 130 127,406
(3-mo. CME Term SOFR + 3.75%),
8.90%, 05/04/26 ............... 233 229,298
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 389 376,181
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.81%
,
 07/20/28 ........... 87 85,745
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.95%
,
 02/28/30 ................. 242 241,333
13,209,171
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.18%, 02/07/25 ............... 317 311,352
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.42%, 03/31/26 ......... 312 309,998
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.22%
,
 05/04/28 . 620 614,103
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/11/28 ................. 548 545,820
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.20%
,
 08/04/28 ................. USD 356 $ 355,464
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.69%, 10/20/28 ......... 120 116,189
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%, 10/20/28 ......... 179 172,952
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 02/08/28 ........... 47 43,418
2,469,296
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 5.00%),
10.21%
,
 07/23/26
(a)
............... 264 178,307
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%), 8.70% -
8.89%
,
 02/20/29 ................. 218 218,192
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.85%
,
 03/08/30
(f)
................ 117 116,999
335,191
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-
mo. LIBOR USD + 2.25%), 7.44%
,
 05/19/28 288 286,624
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.68% -
7.69%
,
 07/27/28 ................. 577 573,235
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.69%, 06/02/28 ......... 371 359,536
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%, 06/02/28 ......... 317 309,330
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
15.00%
,
 05/30/24
(f)
............... 233 228,709
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
9.00%
,
 08/28/24
(f)
................ 733 443,446
2,200,880
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.97%, 09/22/28 ......... 73 71,866
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%, 09/22/28 ......... 175 173,470
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.43%
,
 12/15/26 ................ 178 166,095
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.49%
,
 03/17/30 ................. 78 72,942
484,373
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/27/24 ................. 208 190,110
Digicel International Work Fee, Term Loan, (1-
mo. LIBOR USD + 0.00%), 0.00%
,
 01/01/38 9 8,218

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 04/30/28 ........... USD 335 $ 334,623
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.95%
,
 04/11/25 .. 284 283,535
816,486
Total Floating Rate Loan Interests — 12.8%
(Cost: $142,440,604) ............................. 139,004,143
Foreign Agency Obligations
Chile — 0.1%
Empresa Nacional del Petroleo
3.45%, 09/16/31
(h)
................ 360 300,679
6.15%, 05/10/33
(b)
................ 290 289,185
589,864
China — 0.0%
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a)(h)(i)
.. 270 251,308
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 496 474,895
5.88%, 05/28/45 ................. 190 128,944
603,839
India — 0.0%
(h)
Export-Import Bank of India, 3.38%
,
08/05/26 200 187,720
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 300 268,998
456,718
Indonesia — 0.1%
Pertamina Persero PT
(h)
3.65%, 07/30/29 ................. 255 235,243
2.30%, 02/09/31 ................. 366 297,752
4.18%, 01/21/50 ................. 200 158,486
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.38%
,
02/05/50
(h)
..................... 200 151,080
842,561
Mexico — 0.3%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(h)
..................... 591 584,068
Petroleos Mexicanos
4.25%, 01/15/25 ................. 316 297,764
6.50%, 03/13/27 ................. 461 409,137
5.35%, 02/12/28 ................. 140 115,038
8.75%, 06/02/29 ................. 570 511,057
5.95%, 01/28/31 ................. 671 488,911
6.70%, 02/16/32 ................. 776 588,945
2,994,920
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(h)
............ 333 241,961
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 223 211,000
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 225 172,989
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(h)
..................... 555 541,813
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.1%
DP World Crescent Ltd., 3.75%
,
01/30/30
(h)
. USD 635 $ 593,141
Total Foreign Agency Obligations — 0.7%
(Cost: $7,900,600) .............................. 7,500,114
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
(h)
5.45%, 09/16/32 ................. 381 339,360
7.50%, 09/20/47 ................. 334 302,641
642,001
Chile — 0.1%
Republic of Chile, 4.34%
,
03/07/42 ....... 610 541,192
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ................. 765 726,199
3.88%, 03/22/26 ................. EUR 170 177,756
3.88%, 04/25/27 ................. USD 492 445,393
3.13%, 04/15/31 ................. 1,236 933,514
8.00%, 04/20/33 ................. 571 580,564
2,863,426
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(h)
.. 297 297,564
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(h)
................ 397 399,692
5.95%, 01/25/27
(h)
................ 564 551,490
4.50%, 01/30/30
(b)
................ 641 560,221
7.05%, 02/03/31
(b)
................ 213 212,174
4.88%, 09/23/32
(b)
................ 1,030 876,540
2,600,117
Egypt — 0.0%
Arab Republic of Egypt
(b)
8.50%, 01/31/47 ................. 301 159,416
7.50%, 02/16/61 ................. 335 166,987
326,403
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ 290 275,767
3.70%, 10/07/33
(h)
................ 532 427,989
6.60%, 06/13/36
(b)
................ 290 291,885
4.65%, 10/07/41
(b)
................ 716 571,561
1,567,202
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 100 99,600
5.25%, 06/16/29
(b)
................ 596 578,931
678,531
India — 0.0%
(h)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 200 192,910
Indian Railway Finance Corp. Ltd., 3.84%
,
12/13/27 ...................... 200 186,694
379,604
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/27
(b)
................ 310 305,084
2.55%, 06/09/31
(h)
................ 200 170,310
Republic of Indonesia
4.10%, 04/24/28 ................. 609 586,637
6.75%, 01/15/44
(h)
................ 500 585,900

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.75%, 07/18/47
(h)
................ USD 200 $ 188,490
5.45%, 09/20/52 ................. 225 228,292
2,064,713
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(h)
6.38%, 03/03/28 ................. 1,047 1,006,701
5.88%, 10/17/31 ................. EUR 200 182,169
1,188,870
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 ................. USD 520 494,483
2.66%, 05/24/31 ................. 1,189 986,573
4.88%, 05/19/33 ................. 200 190,828
6.35%, 02/09/35 ................. 200 209,804
6.34%, 05/04/53 ................. 200 203,600
2,085,288
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(h)
................ 329 286,921
5.95%, 03/08/28
(b)
................ 311 313,597
600,518
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 360 323,309
7.63%, 11/28/47
(h)
................ 538 380,947
704,256
Oman — 0.1%
Oman Government Bond
(h)
6.50%, 03/08/47 ................. 563 523,139
6.75%, 01/17/48 ................. 673 645,091
1,168,230
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(h)
200 96,208
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28 ................. 545 515,516
3.16%, 01/23/30 ................. 1,452 1,270,108
6.85%, 03/28/54 ................. 510 529,584
2,315,208
Paraguay — 0.1%
Republic of Paraguay
(h)
5.60%, 03/13/48 ................. 473 414,561
5.40%, 03/30/50 ................. 288 246,698
661,259
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 553 473,484
1.86%, 12/01/32 ................. 1,054 809,409
1,282,893
Philippines — 0.0%
Republic of Philippines
1.95%, 01/06/32 ................. 200 159,880
3.70%, 03/01/41 ................. 200 165,040
324,920
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 286 280,103
4.25%, 02/14/43
(h)
................ EUR 352 376,739
Security
Par (000)
Par (000) Value
Poland (continued)
5.50%, 04/04/53 ................. USD 437 $ 438,695
1,095,537
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 592 577,218
2.88%, 03/11/29
(h)
................ EUR 616 583,283
2.50%, 02/08/30
(h)
................ 649 582,386
2.12%, 07/16/31
(h)
................ 763 628,794
2,371,681
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(h)
................ USD 691 677,698
2.25%, 02/02/33
(h)
................ 510 410,407
5.00%, 01/18/53
(b)
................ 633 585,557
1,673,662
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(h)
.... 351 292,769
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 487 427,752
5.88%, 04/20/32 ................. 469 415,374
5.00%, 10/12/46 ................. 775 514,050
1,357,176
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
6.35%
,
06/28/24
(a)(e)(h)(l)
............. 319 140,921
Ukraine — 0.0%
Ukraine Government Bond
(a)(e)(l)
7.75%, 09/01/25
(h)
................ 345 86,561
8.99%, 02/01/26
(h)
................ 982 243,899
7.25%, 03/15/35
(b)
................ 837 191,480
521,940
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 609 659,169
Total Foreign Government Obligations — 2.8%
(Cost: $30,688,649) .............................. 30,501,258
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ............. 65,000 1,367,600
iShares 0-5 Year High Yield Corporate Bond
ETF
(q)
........................ 530,200 21,976,790
iShares Floating Rate Bond ETF
(q)
....... 308,079 15,656,575
Total Investment Companies — 3.6%
(Cost: $41,687,118) .............................. 39,000,965
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo.
LIBOR USD at 0.38% Floor + 0.38%),
5.53%, 09/25/46
(a)
.............. 1,327 1,235,633
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,701 832,662
2,068,295

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.8%
BX Commercial Mortgage Trust, Series 2019-
XL, Class G, (1-mo. CME Term SOFR at
2.30% Floor + 2.41%), 7.56%, 10/15/36
(a)(b)
USD 2,550 $ 2,501,703
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 696,092
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... 1,000 768,735
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(a)(b)
......... 990 784,662
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(a)(b)
..... 1,343 881,175
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................... 160 131,686
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 1,995 1,748,480
Series 2019-3, Class M3, 3.38%, 10/25/49 603 499,421
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.65%,
09/15/58
(a)
..................... 1,000 875,334
8,887,288
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.25%, 08/15/57 .......... 25,284 1,159,040
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 169,711
1,328,751
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $14,371,340) .............................. 12,284,334
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
.............. 418 —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim
(f)
.............. 393 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 2.0%
Banks — 0.6%
(a)(i)
Citigroup, Inc., Series P, (3-mo. CME Term
SOFR + 4.17%), 5.95% ............ 6,630 6,358,356
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 124 115,587
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 107 96,059
6,570,002
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(i)
... 87 82,018
Security
Par (000)
Par (000) Value
Consumer Finance — 0.5%
(a)(i)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... USD 7,350 $ 5,181,750
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. 97 80,510
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 61 53,549
5,315,809
Electric Utilities — 0.4%
(a)(i)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 4,771 4,169,377
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 56 48,378
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 109 102,784
4,320,539
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(i)
..................... 108 94,230
Multi-Utilities — 0.3%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(i)
......... 4,445 3,734,340
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(i)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 133 120,806
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 2,070 1,755,198
1,876,004
Total Capital Trusts — 2.0%
(Cost: $25,918,968) .............................. 21,992,942
Shares
Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $56,990)
(d)
.................. 58,206 582
Total Preferred Stocks — 0.0%
(Cost: $56,990) ................................ 582
Total Preferred Securities — 2.0%
(Cost: $25,975,958) .............................. 21,993,524
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 34.3%
Uniform Mortgage-Backed Securities
(s)
3.50%, 07/13/23 ................. 56,000 51,027,813

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 07/13/23 ................. USD 334,000 $ 321,109,687
Total U.S. Government Sponsored Agency Securities — 34.3%
(Cost: $373,159,375) ............................. 372,137,500
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 943 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 495 5,871
Total Warrants — 0.0%
(Cost: $—) .................................... 5,871
Total Long-Term Investments — 118.0%
(Cost: $1,329,082,369) ........................... 1,279,850,251
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(q)(t)
................. 135,588,605 $ 135,588,605
Total Short-Term Securities — 12.5%
(Cost: $135,588,605) ............................. 135,588,605
Total Options Purchased — 0.1%
( Cost: $2,187,772 ) .............................. 1,507,844
Total Investments Before Options Written and TBA Sale
Commitments — 130.6%
(Cost: $1,466,858,746 ) ........................... 1,416,946,700
Total Options Written — (0.0)%
(Premium Received — $(790,494)) ................... (294,698)
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (14.9)%
Uniform Mortgage-Backed Securities,
4.50%, 07/13/23
(s)
................ USD (168,000) (161,516,250)
Total TBA Sale Commitments — (14.9)%
(Proceeds: $(162,526,875)) ........................ (161,516,250)
Total Investments Net of Options Written and TBA Sale
Commitments — 115.7%
(Cost: $1,303,541,377 ) ........................... 1,255,135,752
Liabilities in Excess of Other Assets — (15.7)% ........... (170,648,691)
Net Assets — 100.0% ..............................
$ 1,084,487,061
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $106,242, representing less than 0.05% of its net assets as of period end, and an original cost of $333,317.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Perpetual security with no stated maturity date.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 101,941,923 $ 33,646,682
(a)
$ — $ — $ — $ 135,588,605 135,588,605 $ 2,297,165 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 21,176,188 — — — 800,602 21,976,790 530,200 1,051,774 —
iShares Floating Rate Bond ETF 15,487,132 — — — 169,443 15,656,575 308,079 558,425 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — 2,532,516 (2,590,701) 58,185 — — — 26,971 —
$ 58,185 $ 970,045 $ 173,221,970 $ 3,934,335 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 528 09/20/23 $ 59,293 $ (1,428,480)
U.S. Treasury 10-Year Ultra Note ............................................... 178 09/20/23 21,093 (124,776)
U.S. Treasury Long Bond ..................................................... 510 09/20/23 64,818 (589,984)
U.S. Treasury Ultra Bond ..................................................... 207 09/20/23 28,262 165,749
U.S. Treasury 2-Year Note .................................................... 421 09/29/23 85,621 (1,337,668)
U.S. Treasury 5-Year Note .................................................... 2,526 09/29/23 270,598 (5,364,079)
(8,679,238)
Short Contracts
Russell 2000 E-Mini Index .................................................... 336 09/15/23 31,982 205,240
S&P 500 E-Mini Index ....................................................... 97 09/15/23 21,768 (351,659)
U.S. Treasury 10-Year Note ................................................... 1,916 09/20/23 215,161 5,203,496
U.S. Treasury 10-Year Ultra Note ............................................... 86 09/20/23 10,191 102,142
U.S. Treasury Long Bond ..................................................... 540 09/20/23 68,631 583,280
U.S. Treasury Ultra Bond ..................................................... 539 09/20/23 73,590 (170,734)
U.S. Treasury 2-Year Note .................................................... 910 09/29/23 185,071 3,060,220
U.S. Treasury 5-Year Note .................................................... 41 09/29/23 4,392 88,352
8,720,337
$ 41,099
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 50,000 USD 54,375 Barclays Bank plc 07/17/23 $ 219
USD 21,908 EUR 20,000 Barclays Bank plc 07/17/23 71
USD 471,873 EUR 430,000 BNP Paribas SA 09/20/23 814
1,104
USD 11,072 CHF 10,000 Bank of America NA 07/17/23 (115)
USD 3,698,572 EUR 3,420,000 Barclays Bank plc 07/17/23 (35,610)
USD 43,664 EUR 40,000 BNP Paribas SA 07/17/23 (11)
USD 113,178 GBP 90,000 UBS AG 07/17/23 (1,133)
USD 2,161,531 EUR 1,989,698 Barclays Bank plc 09/14/23 (17,489)
USD 179,997 EUR 164,965 Citibank NA 09/14/23 (664)
USD 188,770 EUR 173,958 JPMorgan Chase Bank NA 09/14/23 (1,740)
(56,762)
$ (55,658)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 2,085 08/18/23 USD 455.00 USD 92,424 $ 667,200
3-mo. SOFR Interest Futures .................... 941 03/15/24 USD 95.50 USD 235,250 688,106
1,355,306
Put
EURO STOXX 50 Index ....................... 950 07/21/23 EUR 4,225.00 EUR 41,791 94,334
SPDR S&P 500 ETF Trust ...................... 1,287 07/21/23 USD 410.00 USD 57,050 44,402
SPDR S&P 500 ETF Trust ...................... 20 08/18/23 USD 425.00 USD 887 4,940

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 21 09/15/23 USD 425.00 USD 931 $ 8,862
152,538
$ 1,507,844
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 941 03/15/24 USD 97.00 USD 235,250 $ (229,369)
Put
EURO STOXX 50 Index ........................ 950 07/21/23 EUR 4,050.00 EUR 41,791 (35,764)
SPDR S&P 500 ETF Trust ....................... 1,287 07/21/23 USD 390.00 USD 57,050 (25,097)
SPDR S&P 500 ETF Trust ....................... 20 08/18/23 USD 390.00 USD 887 (1,350)
SPDR S&P 500 ETF Trust ....................... 21 09/15/23 USD 390.00 USD 931 (3,118)
(65,329)
$ (294,698)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 260,302,628 $ — $ 260,302,628
Common Stocks
Capital Markets ........................................ — 105,660 — 105,660
Chemicals ............................................ 29,338 — — 29,338
Construction & Engineering ................................ 8,700 — — 8,700
Energy Equipment & Services .............................. — — — —

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 25,962 $ — $ — $ 25,962
Hotels, Restaurants & Leisure .............................. 52,875 — — 52,875
Industrial Conglomerates .................................. — 3 — 3
IT Services ........................................... 7,762 — — 7,762
Metals & Mining ........................................ 91,452 — — 91,452
Pharmaceuticals ....................................... 60,704 — — 60,704
Professional Services .................................... — 234,949 — 234,949
Software ............................................. 43,382 — — 43,382
Corporate Bonds
Aerospace & Defense .................................... — 3,579,546 — 3,579,546
Automobile Components .................................. — 3,117,177 — 3,117,177
Automobiles .......................................... — 3,255,262 — 3,255,262
Banks ............................................... — 68,098,899 — 68,098,899
Beverages ........................................... — 886,886 — 886,886
Broadline Retail ........................................ — 708,832 — 708,832
Building Products ....................................... — 925,624 — 925,624
Capital Markets ........................................ — 20,368,371 — 20,368,371
Chemicals ............................................ — 6,483,092 — 6,483,092
Commercial Services & Supplies ............................. — 4,289,181 — 4,289,181
Communications Equipment ................................ — 603,172 — 603,172
Construction & Engineering ................................ — 1,600,456 — 1,600,456
Consumer Finance ...................................... — 17,373,506 — 17,373,506
Consumer Staples Distribution & Retail ........................ — 815,146 — 815,146
Containers & Packaging .................................. — 3,618,296 — 3,618,296
Distributors ........................................... — 182,704 — 182,704
Diversified Consumer Services .............................. — 566,044 — 566,044
Diversified REITs ....................................... — 7,932,581 — 7,932,581
Diversified Telecommunication Services ........................ — 19,387,860 — 19,387,860
Electric Utilities ........................................ — 16,707,235 — 16,707,235
Electrical Equipment ..................................... — 734,368 — 734,368
Electronic Equipment, Instruments & Components ................. — 240,526 — 240,526
Energy Equipment & Services .............................. — 2,622,727 — 2,622,727
Entertainment ......................................... — 581,072 — 581,072
Financial Services ...................................... — 13,978,882 — 13,978,882
Food Products ......................................... — 3,714,254 — 3,714,254
Gas Utilities ........................................... — 457,569 — 457,569
Ground Transportation ................................... — 1,500,878 — 1,500,878
Health Care Equipment & Supplies ........................... — 825,744 — 825,744
Health Care Providers & Services ............................ — 11,868,393 — 11,868,393
Health Care REITs ...................................... — 217,762 — 217,762
Hotel & Resort REITs .................................... — 336,490 — 336,490
Hotels, Restaurants & Leisure .............................. — 8,528,017 — 8,528,017
Household Durables ..................................... — 7,634,973 — 7,634,973
Household Products ..................................... — 105,420 — 105,420
Independent Power and Renewable Electricity Producers ............ — 486,311 — 486,311
Industrial Conglomerates .................................. — 1,342,242 — 1,342,242
Insurance ............................................ — 3,238,393 — 3,238,393
Interactive Media & Services ............................... — 1,108,324 — 1,108,324
IT Services ........................................... — 1,584,941 — 1,584,941
Leisure Products ....................................... — 88,040 — 88,040
Life Sciences Tools & Services .............................. — 394,609 — 394,609
Machinery ............................................ — 2,932,864 — 2,932,864
Media ............................................... — 11,741,447 — 11,741,447
Metals & Mining ........................................ — 6,763,857 — 6,763,857
Mortgage Real Estate Investment Trusts (REITs) .................. — 106,135 — 106,135
Oil, Gas & Consumable Fuels ............................... — 32,315,851 — 32,315,851
Paper & Forest Products .................................. — 636,225 — 636,225
Passenger Airlines ...................................... — 2,662,654 — 2,662,654
Personal Care Products .................................. — 56,034 — 56,034
Pharmaceuticals ....................................... — 5,173,426 — 5,173,426
Professional Services .................................... — 599,002 — 599,002
Real Estate Management & Development ....................... — 4,330,986 — 4,330,986
Retail REITs .......................................... — 286,956 — 286,956
Semiconductors & Semiconductor Equipment .................... — 11,976,671 — 11,976,671
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 15,638,293 $ — $ 15,638,293
Specialized REITs ...................................... — 26,354,917 — 26,354,917
Specialty Retail ........................................ — 11,018,992 — 11,018,992
Technology Hardware, Storage & Peripherals .................... — 230,290 — 230,290
Textiles, Apparel & Luxury Goods ............................ — 1,339,425 — 1,339,425
Tobacco ............................................. — 10,968,032 — 10,968,032
Trading Companies & Distributors ............................ — 1,658,143 — 1,658,143
Transportation Infrastructure ............................... — 446,775 — 446,775
Wireless Telecommunication Services ......................... — 7,132,347 — 7,132,347
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,738,012 — 3,738,012
Automobile Components .................................. — 587,970 — 587,970
Automobiles .......................................... — 286,844 — 286,844
Beverages ........................................... — 1,574,601 — 1,574,601
Broadline Retail ........................................ — 1,840,472 269,696 2,110,168
Building Products ....................................... — 2,052,095 — 2,052,095
Capital Markets ........................................ — 3,496,183 — 3,496,183
Chemicals ............................................ — 5,755,410 — 5,755,410
Commercial Services & Supplies ............................. — 4,167,279 368,017 4,535,296
Communications Equipment ................................ — 273,016 — 273,016
Construction & Engineering ................................ — 934,832 — 934,832
Construction Materials .................................... — 1,402,823 — 1,402,823
Consumer Staples Distribution & Retail ........................ — 400,529 — 400,529
Containers & Packaging .................................. — 1,779,912 — 1,779,912
Distributors ........................................... — 406,015 — 406,015
Diversified Consumer Services .............................. — 3,864,723 — 3,864,723
Diversified REITs ....................................... — 262,956 — 262,956
Diversified Telecommunication Services ........................ — 4,434,913 115,879 4,550,792
Electric Utilities ........................................ — 217,812 — 217,812
Electrical Equipment ..................................... — — 562,207 562,207
Electronic Equipment, Instruments & Components ................. — 290,557 — 290,557
Energy Equipment & Services .............................. — 589,998 12,874 602,872
Entertainment ......................................... — 6,524,610 — 6,524,610
Financial Services ...................................... — 4,712,183 341,652 5,053,835
Food Products ......................................... — 4,086,020 — 4,086,020
Ground Transportation ................................... — 1,049,462 — 1,049,462
Health Care Equipment & Supplies ........................... — 2,176,887 — 2,176,887
Health Care Providers & Services ............................ — 3,441,139 — 3,441,139
Health Care Technology .................................. — 2,351,524 — 2,351,524
Hotels, Restaurants & Leisure .............................. — 8,376,733 37,905 8,414,638
Household Durables ..................................... — 1,978,346 — 1,978,346
Household Products ..................................... — 440,488 — 440,488
Independent Power and Renewable Electricity Producers ............ — 337,437 — 337,437
Insurance ............................................ — 5,045,018 — 5,045,018
Interactive Media & Services ............................... — 1,949,042 — 1,949,042
IT Services ........................................... — 3,809,788 — 3,809,788
Leisure Products ....................................... — 360,517 358,951 719,468
Life Sciences Tools & Services .............................. — 3,195,122 — 3,195,122
Machinery ............................................ — 5,811,801 576,772 6,388,573
Media ............................................... — 4,258,040 385,661 4,643,701
Oil, Gas & Consumable Fuels ............................... — 1,138,354 — 1,138,354
Passenger Airlines ...................................... — 3,786,714 — 3,786,714
Personal Care Products .................................. — 1,253,049 2,732,506 3,985,555
Pharmaceuticals ....................................... — 2,105,539 286,646 2,392,185
Professional Services .................................... — 4,999,298 511,754 5,511,052
Real Estate Management & Development ....................... — 204,766 455,729 660,495
Semiconductors & Semiconductor Equipment .................... — 545,361 — 545,361
Software ............................................. — 13,023,481 185,690 13,209,171
Specialty Retail ........................................ — 2,469,296 — 2,469,296
Technology Hardware, Storage & Peripherals .................... — 178,307 — 178,307
Textiles, Apparel & Luxury Goods ............................ — 218,192 116,999 335,191
Trading Companies & Distributors ............................ — 1,528,725 672,155 2,200,880
Transportation Infrastructure ............................... — 484,373 — 484,373
Wireless Telecommunication Services ......................... — 808,268 — 808,268
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Foreign Agency Obligations ................................. $ — $ 7,500,114 $ — $ 7,500,114
Foreign Government Obligations .............................. — 30,501,258 — 30,501,258
Investment Companies .................................... 39,000,965 — — 39,000,965
Non-Agency Mortgage-Backed Securities ........................ — 12,284,334 — 12,284,334
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 21,992,942 — 21,992,942
U.S. Government Sponsored Agency Securities .................... — 372,137,500 — 372,137,500
Warrants .............................................. 5,871 — — 5,871
Short-Term Securities
Money Market Funds ...................................... 135,588,605 — — 135,588,605
Options Purchased
Equity contracts .......................................... 819,738 — — 819,738
Interest rate contracts ...................................... 688,106 — — 688,106
Liabilities
Investments
TBA Sale Commitments .................................... — (161,516,250) — (161,516,250)
$ 176,423,460 $ 1,071,007,097 $ 7,991,093 $ 1,255,421,650
Investments Valued at NAV
(a)
...................................... 582
$ —
$ 1,255,422,232
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 205,240 $ — $ — $ 205,240
Foreign currency exchange contracts ............................ — 1,104 — 1,104
Interest rate contracts ....................................... 9,203,239 — — 9,203,239
Liabilities
Equity contracts ........................................... (416,988) — — (416,988)
Foreign currency exchange contracts ............................ — (56,762) — (56,762)
Interest rate contracts ....................................... (9,245,090) — — (9,245,090)
$ (253,599) $ (55,658) $ — $ (309,257)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)